UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                      811-08228

Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-846-7526

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.

ANNUAL REPORT

December 31, 2020

Ticker Symbol

TIMOTHY PLAN US SMALL CAP CORE ETF	TPSC

TIMOTHY PLAN US LARGE/MID CAP CORE ETF (formerly Timothy Plan US Large Cap Core ETF)	TPLC

TIMOTHY PLAN HIGH DIVIDEND STOCK ETF	TPHD

TIMOTHY PLAN INTERNATIONAL ETF	TPIF

Listed and traded on: The New York Stock Exchange

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.timothyplan.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

December 31, 2020

Dear Timothy Plan ETF Shareholder:

Our Exchange Traded Funds (“ETFs”) just completed their first full year of trading, and we are quite pleased with the performance of each. Victory Capital Management (“VCM”), the sub-advisor for our ETFs, employs the smart-beta approach for each of the portfolios and it has, in our opinion, proven to be very competitive in the markets.

Although the year 2020 was what will likely prove to be a once-in-a-lifetime experience, the markets recovered quite nicely through the second and third quarters. VCM’s Reports on the following pages will give you more detailed information about each Fund, but it appears, as you will note from those letters, that in some occasions, the sectors responded in exactly the opposite manner in the different arenas.

We can never guarantee future results, but you may always rest assured that we will continue to do our best to provide you Biblically filtered (“BRI”) portfolios that allow you to invest in alignment with your moral ethic. Thank you for allowing us to be a part of your investment portfolio.

Sincerely,

Arthur D. Ally, President

Timothy Plan US Small Cap Core ETF – TPSC

Letter from the Manager – December 31, 2020

The Timothy Plan US Small Cap Core ETF (“Fund”) seeks to provide investment results that track the performance of the Victory US Small Cap Volatility Weighted BRI Index (“Index”) before fees and expenses.

For the year ending December 31, 2020, the Fund returned 9.99% compared to the Index’s return of 10.64%. The primary difference in performance versus the underlying benchmark can be attributed to underlying fund fees.

The Russell 2000 Index was up 19.94% for the year. Most of the relative underperformance occurred in the second quarter when small cap stocks rallied sharply led by low-quality and non-earning companies. Health Care, Information Technology and Industrials detracted from performance relative to the Russell 2000 Index. BRI screening input resulting in an underweight in Health Care caused the large relative underperformance. The Real Estate sector was a positive contributor.

Victory Capital Management, Inc.

Timothy Plan US Large/Mid Cap Core ETF – TPLC

Letter from the Manager – December 31, 2020

The Timothy Plan US Large/Mid Cap Core ETF (“Fund”) seeks to provide investment results that track the performance of the Victory US Large/Mid Cap Volatility Weighted BRI Index (“Index”) before fees and expenses.

For the year ending December 31, 2020, the Fund returned 14.67% compared to the Index’s return of 15.21%. The primary difference in performance versus the underlying benchmark can be attributed to underlying fund fees.

When comparing performance to the broad market-cap based Index, the S&P 500 Stock Index, which was up 18.40% for the year, much of the Funds underperformance relative to the Index was driven by its underweight positions in the largest market cap names within the index. Specifically, the well-known FAANG+M stocks. Utilities and Consumer Discretionary also detracted to relative performance. Health Care contributed positively to the Funds relative performance.

Victory Capital Management, Inc.

Timothy Plan High Dividend Stock ETF – TPHD

Letter from the Manager – December 31, 2020

The Timothy Plan High Dividend Stock ETF (“Fund”) seeks to provide investment results that track the performance of the Victory US Large Cap High Dividend Volatility Weighted BRI Index (“Index”) before fees and expenses.

For the year ending December 31, 2020, the Fund returned -1.17% compared to the Index’s return of -0.72%. The primary difference in performance versus the underlying benchmark can be attributed to underlying fund fees.

The broad market-cap large cap value index, the Russell 1000 Value was up 2.79% for the year, the Industrial sector contributed positively to the Fund’s relative performance. Utilities, Health Care and Consumer Staple sectors detracted from performance relative to the Russell 1000 Value.

Victory Capital Management, Inc.

Timothy Plan International ETF – TPIF

Letter from the Manager – December 31, 2020

The Timothy Plan International ETF (“Fund”) seeks to provide investment results that track the performance of the Victory International Volatility Weighted BRI Net Index (“Index”) before fees and expenses.

For the year ending December 31, 2020, the Fund returned 7.66% compared to the Index’s return of 8.53%. The primary difference in performance versus the underlying benchmark can be attributed to underlying fund fees.

The MSCI EAFE Net Index returned 7.80% for the year. Stock selection in the Health Care sector was the largest contributor to relative performance followed by Materials. Utilities and Industrials sectors detracted from performance relative to the MSCI EAFE.

Victory Capital Management, Inc.

Fund Performance - (Unaudited)

December 31, 2020

Timothy Plan US Small Cap Core ETF

Average Annual Return Period Ended December 31, 2020
Inception Date	Timothy Plan US Small Cap Core ETF 12/2/19
			Victory US Small Cap Volatility Weighted BRI
	Net Asset Value	Market Price Value	Index
One Year	9.99%	9.97%	10.64%
Since Inception	12.65%	12.57%	14.44%

Expense Ratios
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratios are from the Fund’s prospectus dated April 30, 2020. Additional information pertaining to the Fund’s expense ratios as of December 31, 2020 can be found in the financial highlights.

[1]

The universe for the Victory US Small Cap Volatility Weighted BRI Index begins with the largest U.S. companies with market capitalizations less than $3 billion with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Timothy Plan US Large/Mid Cap Core ETF

Average Annual Return Period Ended December 31, 2020
Inception Date	Timothy Plan U.S. Large/Mid Cap Core ETF 4/30/19
			Victory US Large/Mid Cap Volatility Weighted BRI
	Net Asset Value	Market Price Value	Index
One Year	14.67%	14.50%	15.21%
Since Inception	14.29%	14.20%	26.05%

Expense Ratios
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratios are from the Fund’s prospectus dated April 30, 2020. Additional information pertaining to the Fund’s expense ratios as of December 31, 2020 can be found in the financial highlights.

[1]

The universe for the Victory US Large/Mid Cap Volatility Weighted BRI Total Return Index begins with the largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Timothy Plan High Dividend Stock ETF

Average Annual Return Period Ended December 31, 2020
Inception Date	Timothy Plan High Dividend Stock ETF 4/30/19
			Victory US Large Cap U High Dividend Volatility
	Net Asset Value	Market Price Value	Weighted BRI Index
One Year	-1.17%	-1.23%	-0.72%
Since Inception	4.55%	4.52%	8.59%

Expense Ratios
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratios are from the Fund’s prospectus dated April 30, 2020. Additional information pertaining to the Fund’s expense ratios as of December 31, 2020 can be found in the financial highlights.

[1]

The Victory US Large Cap High Dividend Volatility Weighted BRI Total Return Index is comprised of the 100 highest dividend yielding stocks from the Victory US Large/Mid Cap Volatility Weighted BRI Index. with positive earnings in each of the four most recent quarters. The universe for the Index begins with the largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Timothy Plan International ETF

Average Annual Return Period Ended December 31, 2020
Inception Date	Timothy Plan International ETF 12/2/19
			Victory International Volatility
	Net Asset Value	Market Price Value	Weighted BRI Index
One Year	7.66%	7.27%	8.53%
Since Inception	10.30%	10.52%	12.71%

Expense Ratios
Gross	0.62%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratios are from the Fund’s prospectus dated April 30, 2020. Additional information pertaining to the Fund’s expense ratios as of December 31, 2020 can be found in the financial highlights.

[1]

The universe for the Victory International Volatility Weighted BRI Index begins with the largest developed international companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Schedule of Portfolio Investments

Timothy Plan US Small Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.8%)

Communication Services (2.1%):
Gray Television, Inc.(a)	3,153	56,407
MSG Networks, Inc.(a)	6,865	101,190
National CineMedia, Inc.	11,576	43,063
QuinStreet, Inc.(a)	3,015	64,642
Sciplay Corp., Class A(a)	3,477	48,156
Shenandoah Telecommunication Co.	1,361	58,863
Sinclair Broadcast Group, Inc., Class A	2,313	73,669
Techtarget, Inc.(a)	1,519	89,788
TEGNA, Inc.	4,678	65,258
Telephone & Data Systems, Inc.	3,195	59,331

		660,367

Consumer Discretionary (11.2%):
1-800-Flowers.com, Inc., Class A(a)	1,995	51,870
Acushnet Holdings Corp.	2,380	96,485
Adtalem Global Education, Inc.(a)	2,747	93,260
American Public Education, Inc.(a)	1,863	56,784
America’s Car-Mart, Inc.(a)	449	49,318
Asbury Automotive Group, Inc.(a)	417	60,774
Big Lots, Inc.	693	29,750
Boot Barn Holdings, Inc.(a)	1,152	49,951
Brinker International, Inc.	596	33,716
Cavco Industries, Inc.(a)	253	44,389
Century Communities, Inc.(a)	801	35,068
Cooper Tire & Rubber Co.	1,557	63,059
Crocs, Inc.(a)	817	51,193
Dana, Inc.	2,486	48,527
Dave & Buster’s	1,297	38,936
Denny’s Corp.(a)	3,295	48,371
Dorman Products, Inc.(a)	755	65,549
El Pollo Loco Holdings, Inc.(a)	2,937	53,160

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (11.2%): (continued)
Franchise Group, Inc.	1,278	38,915
Gentherm, Inc.(a)	1,551	101,155
G-III Apparel Group Ltd.(a)	1,606	38,126
Graham Holdings Co., Class B	141	75,207
Green Brick Partners, Inc.(a)	2,720	62,451
Group 1 Automotive, Inc.	314	41,178
GrowGeneration Corp.(a)	1,818	73,120
Hibbett Sports, Inc.(a)	745	34,404
Hilton Grand Vacations(a)	1,858	58,247
Installed Building Products(a)	343	34,962
iRobot Corp.(a)	654	52,510
Jack In The Box, Inc.	452	41,946
Johnson Outdoors, Inc., Class A	809	91,118
Kontoor Brands, Inc.	1,624	65,869
La Z Boy, Inc.	1,641	65,377
LCI Industries	492	63,803
LGI Homes, Inc.(a)	331	35,036
Lumber Liquidators Holdings, Inc.(a)	1,276	39,224
M/I Homes, Inc.(a)	716	31,712
Malibu Boats, Inc.(a)	837	52,262
MarineMax, Inc.(a)	1,676	58,710
MDC Holdings, Inc.	876	42,574
Monro, Inc.	1,388	73,980
Perdoceo Education Corp.(a)	4,925	62,203
PetMed Express, Inc.	1,663	53,316
Rent-A-Center, Inc.	1,559	59,694
Revolve Group, Inc.(a)	2,423	75,525
Sally Beauty Holdings, Inc.(a)	4,901	63,909
Shoe Carnival, Inc.	1,029	40,316
Skyline Champion Corp.(a)	1,584	49,009
Sportsman’s Warehouse Holdings, Inc.(a)	3,044	53,422
Standard Motor Products	1,548	62,632

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (11.2%): (continued)
Steven Madden Ltd.	2,301	81,272
Strategic Education, Inc.	607	57,865
Stride, Inc.(a)	1,621	34,414
Sturm Ruger & Co.	1,322	86,023
The Buckle, Inc.	2,193	64,036
The Michaels Cos., Inc.(a)	2,444	31,796
Tri Pointe Group, Inc.(a)	2,205	38,036
Universal Electronics, Inc.(a)	1,597	83,778
Winmark Corp.	405	75,250
Winnebago Industries, Inc.	823	49,331
Wolverine World Wide, Inc.	1,798	56,188
XPEL, Inc.(a)	1,554	80,124
Zumiez, Inc.(a)	1,616	59,436

		3,559,621

Consumer Staples (5.8%):
B&G Foods, Inc.	1,884	52,243
BellRing Brands, Inc., Class A(a)	3,102	75,409
Calavo Growers, Inc.	989	68,666
Cal-Maine Foods, Inc.(a)	2,281	85,629
Central Garden And Pet Co., Class A(a)	2,113	76,765
Coca-Cola Consolidated, Inc.	279	74,289
Edgewell Personal Care Co.	1,615	55,847
elf Beauty, Inc.(a)	2,384	60,053
Fresh Del Monte Produce, Inc.	2,368	56,998
Hostess Brands, Inc.(a)	9,454	138,406
Ingles Markets, Inc.	1,798	76,703
Inter Parfums, Inc.	1,210	73,193
J & J Snack Foods Corp.	472	73,335
John B. Sanfilippo & Son, Inc.	1,156	91,162
Medifast, Inc.	368	72,253
Nu Skin Enterprises, Inc., Class A	678	37,039

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (5.8%): (continued)
PriceSmart, Inc.	1,161	105,755
SpartanNash Co.	2,326	40,496
Sprouts Farmers Market, Inc.(a)	3,242	65,164
The Simply Good Foods Co.(a)	2,713	85,080
Tootsie Roll Industries, Inc.	3,740	111,078
Usana Health Sciences, Inc.(a)	749	57,748
WD-40 Co.	448	119,025
Weis Markets, Inc.	1,840	87,970

		1,840,306

Energy (2.1%):
Arch Resources, Inc.	1,087	47,578
Brigham Minerals, Inc.	4,198	46,136
Cactus, Inc., Class A	1,822	47,500
Clean Energy Fuels Corp.(a)	13,041	102,502
CVR Energy, Inc.	2,992	44,581
Helix Energy Solutions Group, Inc.(a)	9,146	38,413
International Seaways, Inc.	3,131	51,129
Murphy Oil Corp.	3,832	46,367
Propetro Holding Corp.(a)	5,691	42,056
Renewable Energy Group, Inc.(a)	610	43,200
SEACOR Smit, Inc.(a)	1,660	68,807
Talos Energy, Inc.(a)	4,811	39,643
World Fuel Services Corp.	2,007	62,538

		680,450

Financials (24.8%):
1st Source Corp.	1,837	74,031
American Equity Investment Life Holding Co.	1,186	32,805
American National Group, Inc.	1,045	100,445
Ameris BanCorp	1,805	68,716
Amerisafe, Inc.	1,263	72,534
Associated Banc-Corp.	3,935	67,092

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (24.8%): (continued)
Assured Guaranty, Ltd.	1,685	53,061
Atlantic Union Bankshares	2,119	69,800
Axos Financial, Inc.(a)	1,857	69,693
B Riley Financial, Inc.	2,198	97,195
Bancfirst Corp.	1,024	60,109
BancorpSouth Bank	2,406	66,021
Bank of Hawaii Corp.	1,127	86,351
Bank OZK	2,369	74,079
BankUnited, Inc.	1,792	62,326
Banner Corp.	1,379	64,248
BGC Partners, Inc., Class A	17,339	69,356
Brightsphere Investment Group, Inc.	2,843	54,813
Brookline BanCorp, Inc.	6,740	81,150
Capitol Federal Financial, Inc.	7,000	87,500
Cathay General BanCorp	2,281	73,425
City Holding Co.	1,186	82,486
CNO Financial Group, Inc.	2,653	58,976
Cohen & Steers, Inc.	855	63,527
Columbia Banking System, Inc.	2,079	74,636
Columbia Financial, Inc.(a)	7,306	113,680
CVB Financial Corp.	3,805	74,198
Employers Holdings, Inc.	2,445	78,705
Encore Capital Group, Inc.(a)	876	34,120
Enterprise Financial Services Corp.	1,743	60,918
FB Financial Corp.	1,872	65,015
FBL Financial Group, Inc., Class A	867	45,526
Federal Agricultural Mortgage Corp., Class C	899	66,751
Federated Hermes, Inc.	1,947	56,249
First BanCorp.	7,019	64,715
First Busey Corp.	3,227	69,542
First Commonwealth Financial Corp.	6,769	74,053
First Financial BanCorp.	3,560	62,407

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (24.8%): (continued)
First Hawaiian, Inc.	3,768	88,848
First Interstate Bancsys, Class A	1,697	69,187
First Merchants Corp.	2,259	84,509
First Midwest BanCorp, Inc.	4,969	79,106
FirstCash, Inc.	1,182	82,787
Flagstar BanCorp, Inc.	1,614	65,787
FNB Corp.	6,060	57,570
Focus Financial Partners, Inc., Class A(a)	1,272	55,332
Fulton Financial Corp.	5,344	67,976
German American BanCorp, Inc.	2,366	78,291
Green Dot Corp., Class A(a)	654	36,493
Heartland Financial USA, Inc.	1,580	63,785
Heritage Financial Corp.	2,923	68,369
Hilltop Holdings, Inc.	2,466	67,840
Home Bancshares, Inc.	2,917	56,823
Hope BanCorp, Inc.	7,162	78,137
Horace Mann Educators	1,979	83,197
Independent Bank Group, Inc.	965	60,332
International Bancshares Corp.	1,708	63,948
Investors BanCorp, Inc.	7,224	76,285
Kearny Financial Corp.	8,732	92,210
Lakeland Financial Corp.	1,277	68,422
Live Oak Bancshares, Inc.	1,492	70,810
Mercury General Corp.	1,898	99,095
Moelis & Co.	1,806	84,449
Mr Cooper Group, Inc.(a)	1,622	50,331
National Bank Holdings Corp., Class A	2,208	72,334
National Western Life Group, Inc., Class A	262	54,087
Navient Corp.	4,584	45,015
NBT BanCorp, Inc.	2,450	78,645
Nelnet, Inc., Class A	1,167	83,137
NMI Holdings, Inc.(a)	1,831	41,472

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (24.8%): (continued)
Northwest Bancshares, Inc.	7,155	91,155
Oceanfirst Financial Corp.	3,859	71,893
Old National BanCorp	4,863	80,531
Pacific Premier BanCorp, Inc.	2,002	62,723
Palomar Holdings, Inc.(a)	657	58,368
Park National Corp.	642	67,416
Piper Sandler Cos.	657	66,291
PJT Partners, Inc., Class A	874	65,769
PRA Group, Inc.(a)	1,275	50,567
Premier Financial Corp.	2,670	61,410
Provident Financial Services, Inc.	3,784	67,961
Radian Group, Inc.	2,170	43,943
Renasant Corp.	2,251	75,814
S&T BanCorp, Inc.	3,055	75,886
Safety Insurance Group, Inc.	1,186	92,389
Sandy Spring BanCorp, Inc.	2,174	69,981
Seacoast Banking Corp.(a)	2,582	76,040
Servisfirst Bancshares, Inc.	1,492	60,113
Simmons First National Corp., Class A	3,260	70,383
SLM Corp.	6,851	84,884
Southside Bancshares, Inc.	2,565	79,592
Sterling BanCorp	3,151	56,655
Stewart Information Services	1,311	63,400
Stock Yards BanCorp, Inc.	1,613	65,294
StoneX Group, Inc.(a)	1,012	58,595
Tompkins Financial Corp.	1,052	74,271
Towne Bank	3,258	76,498
TriCo Bancshares	2,349	82,873
Triumph BanCorp, Inc.(a)	1,142	55,444
Trupanion, Inc.(a)	542	64,883
Trustmark Corp.	2,778	75,867
UMB Financial Corp.	1,072	73,957

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (24.8%): (continued)
United Community Banks, Inc.	2,712	77,129
Veritex Holdings, Inc.	2,381	61,096
Virtus Investment Partners, Inc.	331	71,827
Waddell & Reed Financial Corp., Class A	4,392	111,863
Walker & Dunlop, Inc.	770	70,855
Washington Federal, Inc.	2,621	67,465
Webster Financial Corp.	1,507	63,520
WesBanco, Inc.	2,493	74,690
Westamerica BanCorp.	1,332	73,646
White Mountains Insurance Group Ltd.	95	95,062
WSFS Financial Corp.	1,675	75,174

		7,918,036

Health Care (9.3%):
Acadia Healthcare Co., Inc.(a)	1,260	63,328
Addus Homecare Corp.(a)	518	60,653
AMN Healthcare Services, Inc.(a)	880	60,060
Anika Therapeutics, Inc.(a)	1,497	67,754
Antares Pharma, Inc.(a)	15,708	62,675
Atrion Corp.	125	80,280
Biolife Solutions, Inc.(a)	1,582	63,106
Biotelemetry, Inc.(a)	1,338	96,443
Brookdale Senior Living, Inc.(a)	11,003	48,743
Cantel Medical Corp.	805	63,482
Castle Biosciences, Inc.(a)	1,002	67,284
Coherus Biosciences, Inc.(a)	3,205	55,703
Corcept Therapeutics, Inc.(a)	2,362	61,790
CorVel Corp.(a)	641	67,946
Enanta Pharmaceuticals, Inc.(a)	1,455	61,256
Fulgent Genetics, Inc.(a)	657	34,230
Hanger, Inc.(a)	2,889	63,529
Healthstream, Inc.(a)	3,489	76,200

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (9.3%): (continued)
HMS Holdings Corp.(a)	3,181	116,902
Innoviva, Inc.(a)	6,406	79,370
Inogen, Inc.(a)	1,665	74,392
Integer Holdings Corp.(a)	861	69,905
Ironwood Pharmaceuticals, Inc.(a)	6,827	77,759
Lantheus Holdings, Inc.(a)	4,140	55,849
Lemaitre Vascular, Inc.	1,698	68,769
Luminex Corp.	2,588	59,835
Magellan Health, Inc.(a)	704	58,319
Meridian Bioscience, Inc.(a)	2,385	44,576
National Healthcare Corp.	1,169	77,633
National Research Corp.	1,003	42,878
Nextgen Healthcare, Inc.(a)	2,675	48,792
Omnicell, Inc.(a)	886	106,338
Phibro Animal Health Corp., Class A	3,067	59,561
Prestige Consumer Healthcare, Inc.(a)	2,236	77,969
R1 RCM, Inc.(a)	3,095	74,342
Select Medical Holdings Corp.(a)	1,930	53,384
SIGA Technologies, Inc.(a)	8,973	65,234
Simulations Plus, Inc.	832	59,837
Staar Surgical Co.(a)	1,026	81,279
Supernus Pharmaceuticals, Inc.(a)	3,136	78,902
Surmodics, Inc.(a)	1,432	62,321
The Pennant Group, Inc.(a)	866	50,280
U.S. Physical Therapy, Inc.	540	64,935
Vanda Pharmaceuticals, Inc.(a)	5,690	74,767
Zynex, Inc.(a)	2,116	28,481

		2,967,071

Industrials (20.2%):
AAON, Inc.	1,010	67,296
AAR Corp.	1,645	59,582

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (20.2%): (continued)
ACCO Brands Corp.	8,330	70,389
AeroVironment, Inc.(a)	904	78,558
Alamo Group, Inc.	563	77,666
Albany International Corp.	934	68,574
Ameresco, Inc.(a)	1,365	71,308
American Woodmark Corp.(a)	404	37,915
Apogee Enterprises, Inc.	1,639	51,924
Applied Industrial Technologies, Inc.	910	70,971
ArcBest Corp.	1,632	69,637
Arcosa, Inc.	1,273	69,926
Astec Industries, Inc.	1,163	67,314
Atkore International Group, Inc.(a)	1,565	64,337
AZZ, Inc.	1,667	79,082
Barnes Group, Inc.	1,186	60,118
Brady Corp.	1,652	87,258
Casella Waste Systems, Inc.(a)	1,167	72,296
CBIZ, Inc.(a)	3,207	85,338
Chart Industries, Inc.(a)	479	56,421
Cimpress PLC(a)	411	36,061
Columbus McKinnon Corp.	1,454	55,892
Comfort Systems USA, Inc.	937	49,342
Construction Partners, Inc., Class A(a)	2,707	78,801
CSW Industrials, Inc.	850	95,124
Dycom Industries, Inc.(a)	547	41,309
Echo Global Logistics, Inc.(a)	2,238	60,023
Encore Wire Corp.	1,446	87,585
Energy Recovery, Inc.(a)	6,719	91,648
Ennis, Inc.	4,519	80,663
EnPro Industries, Inc.	870	65,702
ESCO Technologies, Inc.	809	83,505
Evoqua Water Technologies Corp.(a)	1,795	48,429
Federal Signal Corp.	2,430	80,603

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (20.2%): (continued)
Forrester Research, Inc.(a)	1,315	55,099
Forward Air Corp.	1,154	88,674
Foundation Building Materials, Inc.(a)	2,690	51,675
Franklin Electric Co.	1,017	70,387
GATX Corp.	937	77,940
Gibraltar Industries, Inc.(a)	853	61,365
GMS, Inc.(a)	1,648	50,231
Gorman-Rupp Co.	1,878	60,941
GrafTech International, Ltd.	6,184	65,921
Great Lakes Dredge & Dock Corp.(a)	5,937	78,190
Griffon Corp.	1,879	38,294
H&E Equipment Services, Inc.	1,982	59,083
Healthcare Services Group	2,357	66,232
Heartland Express, Inc.	4,718	85,396
Helios Technologies, Inc.	1,362	72,581
Herc Holdings, Inc.(a)	757	50,272
HNI Corp.	1,487	51,242
Hub Group, Inc., Class A(a)	1,436	81,852
Hyster-Yale Materials Handling, Inc.	1,255	74,735
ICF International, Inc.	982	72,992
Insperity, Inc.	603	49,096
Jeld-Wen Holding, Inc.(a)	1,392	35,301
Kadant, Inc.	508	71,618
Kaman Corp.	1,246	71,184
KAR Auction Services, Inc.	2,956	55,011
Kforce, Inc.	1,688	71,048
Knoll, Inc.	3,639	53,421
Korn Ferry	1,929	83,912
Kratos Defense & Security Solutions, Inc.(a)	2,568	70,440
Lindsay Corp.	664	85,297
Macquarie Infrastructure Corp.	1,492	56,025
Marten Transport Ltd.	3,681	63,424

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (20.2%): (continued)
Matson, Inc.	1,016	57,882
McGrath Rentcorp	916	61,464
Meritor, Inc.(a)	2,049	57,188
Moog, Inc.	718	56,937
Mueller Industries, Inc.	1,756	61,653
Mueller Water Products, Inc., Class A	5,977	73,995
MYR Group, Inc.(a)	1,118	67,192
National Presto Industries, Inc.	970	85,777
NV5 Global, Inc.(a)	774	60,976
Patrick Industries, Inc.	578	39,506
PGT Innovations, Inc.(a)	2,456	49,955
Primoris Services Corp.	2,290	63,227
Raven Industries, Inc.	2,439	80,707
Rush Enterprises, Inc., Class A	1,826	75,633
SkyWest, Inc.	946	38,133
Spirit Airlines, Inc.(a)	1,716	41,956
SPX Corp.(a)	1,144	62,394
Standex International Corp.	868	67,287
Systemax, Inc.	2,801	100,528
Tennant Co.	986	69,188
Terex Corp.	2,054	71,664
The Brink’s Co.	979	70,488
The Greenbrier Cos., Inc.	1,403	51,041
TriMas Corp.(a)	2,887	91,432
Trinity Industries, Inc.	3,321	87,641
Triton International Ltd.	1,707	82,807
Valmont Industries, Inc.	522	91,313
Vectrus, Inc.(a)	1,590	79,055
Welbilt, Inc.(a)	5,124	67,637
WESCO International, Inc.(a)	899	70,572

		6,434,704

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (12.3%):
A10 Networks, Inc.(a)	7,882	77,717
ACM Research, Inc., Class A(a)	425	34,531
Advanced Energy Industries, Inc.(a)	701	67,976
Alarm.com Holdings, Inc.(a)	1,085	112,243
Amkor Technology, Inc.	3,642	54,921
Axcelis Technologies, Inc.(a)	1,992	58,007
Badger Meter, Inc.	935	87,946
Benchmark Electronics, Inc.	2,354	63,582
Cass Information Systems, Inc.	1,522	59,221
CEVA, Inc.(a)	1,322	60,151
ChannelAdvisor Corp.(a)	2,426	38,767
CommVault Systems, Inc.(a)	1,659	91,859
CSG Systems International, Inc.	2,388	107,627
CTS Corp.	2,594	89,052
Digital Turbine, Inc.(a)	1,004	56,786
Diodes, Inc.(a)	1,008	71,065
Ebix, Inc.	1,549	58,816
Endurance International Group Holdings, Inc.(a)	6,086	57,513
eplus, Inc.(a)	806	70,888
Evertec, Inc.	1,854	72,899
Exlservice Holdings, Inc.(a)	840	71,509
FormFactor, Inc.(a)	1,962	84,406
Greensky, Inc.(a)	8,629	39,952
Ichor Holding Ltd.(a)	1,656	49,920
Insight Enterprises, Inc.(a)	1,023	77,840
InterDigital, Inc.	1,022	62,015
Knowles Corp.(a)	4,596	84,704
Methode Electronics, Inc.	2,164	82,838
MicroStrategy, Inc.(a)	448	174,070
Mitek Systems, Inc.(a)	5,032	89,469
MTS Systems Corp.	1,712	99,569

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (12.3%): (continued)
NCR Corp.(a)	1,673	62,855
NETGEAR, Inc.(a)	1,880	76,384
NetScout Systems, Inc.(a)	2,905	79,655
NIC, Inc.	4,243	109,596
OneSpan, Inc.(a)	1,874	38,754
OSI Systems, Inc.(a)	999	93,126
PC Connection, Inc.	1,434	67,814
Perficient, Inc.(a)	997	47,507
Photronics, Inc.(a)	5,558	62,027
Plexus Corp.(a)	837	65,462
Progress Software Corp.	2,198	99,328
Rogers Corp.(a)	526	81,683
SPS Commerce, Inc.(a)	859	93,279
SunPower Corp.(a)	2,166	55,536
Super Micro Computer, Inc.(a)	2,191	69,367
Sykes Enterprises, Inc.(a)	1,859	70,029
Synaptics, Inc.(a)	665	64,106
Teradata Corp.(a)	3,233	72,646
Ttec Holdings, Inc.	1,109	80,879
Ultra Clean Holdings, Inc.(a)	1,887	58,780
Verra Mobility Corp.(a)	4,657	62,497
Virtusa Corp.(a)	851	43,512
Vishay Intertechnology, Inc.	3,408	70,580

		3,933,261

Materials (7.0%):
Avient Corp.	1,393	56,110
Boise Cascade Co.	1,225	58,554
Cabot Corp.	1,380	61,934
Carpenter Technology Corp.	2,287	66,597
Chase Corp.	485	48,990
Clearwater Paper Corp.(a)	934	35,259

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (7.0%): (continued)
Cleveland-Cliffs, Inc.	5,618	81,799
Commercial Metals Co.	2,530	51,966
Compass Minerals International	1,007	62,152
Domtar Corp.	1,732	54,818
Element Solutions, Inc.	5,187	91,966
Forterra, Inc.(a)	2,249	38,671
Futurefuel Corp.	5,670	72,009
GCP Applied Technologies(a)	2,466	58,321
Greif, Inc., Class A	1,364	63,945
H.B. Fuller Co.	1,288	66,821
Hawkins, Inc.	1,305	68,265
Ingevity Corp.(a)	847	64,143
Innospec, Inc.	897	81,385
Kaiser Aluminum Corp.	901	89,110
Koppers Holdings, Inc.(a)	1,389	43,281
Livent Corp.(a)	3,581	67,466
Materion Corp.	1,002	63,847
Minerals Technologies, Inc.	943	58,579
Myers Industries, Inc.	2,994	62,215
Orion Engineered Carbons SA	2,848	48,815
PQ Group Holdings, Inc.	5,352	76,320
Schnitzer Steel Industries, Inc.	2,542	81,115
Sensient Technologies Corp.	1,288	95,015
Stepan Co.	555	66,223
Summit Materials, Inc., Class A(a)	1,820	36,546
Tredegar Corp.	3,335	55,695
W.R. Grace & Co.	1,500	82,230
Warrior Met Coal, Inc.	2,628	56,029
Worthington Industries, Inc.	1,054	54,112

		2,220,303

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Real Estate (1.4%):
Forestar Group, Inc.(a)	3,071	61,973
Kennedy-Wilson Holdings, Inc.	4,112	73,564
Marcus & Millichap, Inc.(a)	1,913	71,221
Newmark Group, Inc., Class A	5,489	40,015
The RMR Group, Inc., Class A	2,058	79,480
The St. Joe Co.	2,923	124,081

		450,334
Utilities (3.6%):
ALLETE, Inc.	1,220	75,567
American States Water Co.	850	67,584
Avista Corp.	1,852	74,340
California Water Service Group	1,469	79,369
Chesapeake Utilities Corp.	737	79,751
MGE Energy, Inc.	897	62,817
Middlesex Water Co.	1,095	79,355
New Jersey Resources Corp.	1,881	66,870
Northwest Natural Holding Co.	1,215	55,878
NorthWestern Corp.	1,243	72,479
Otter Tail Corp.	1,504	64,085
SJW Group	981	68,042
South Jersey Industries, Inc.	3,156	68,012
Spire, Inc.	1,247	79,857
The York Water Co.	1,376	64,122
Unitil Corp.	1,659	73,444

		1,131,572

Total Common Stocks (Cost $26,423,907)		31,796,025

Total Investments (Cost $26,423,907) — 99.8%(b)		31,796,025

Other assets in excess of liabilities — 0.2%		72,479

NET ASSETS - 100.00%		31,868,504

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2020

Percentages indicated are based on net assets as of December 31, 2020.

(a)	Non-income producing security.

(b)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index March Future (U.S. Dollar)	3/19/21	1	$98,740	$ 3,658

				$ 3,658

See notes to financial statements.

Schedule of Portfolio Investments

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.7%)

Communication Services (1.1%):
ANGI Homeservices, Inc., Class A(a)	28,674	378,353
Cable One, Inc.	266	592,574
CenturyLink, Inc.	40,958	399,341
Liberty Broadband Corp., Class C(a)	4,015	635,855

		2,006,123

Consumer Discretionary (8.1%):
Aptiv PLC	3,007	391,782
AutoZone, Inc.(a)	458	542,932
Booking Holdings, Inc.(a)	250	556,818
BorgWarner, Inc.	11,064	427,513
Bright Horizons Family Solutions, Inc.(a)	2,217	383,519
CarMax, Inc.(a)	3,920	370,283
Chipotle Mexican Grill, Inc.(a)	343	475,642
Dollar General Corp.	3,169	666,441
Dollar Tree, Inc.(a)	5,022	542,577
Domino’s Pizza, Inc.	1,280	490,829
Dr Horton, Inc.	4,795	330,471
Floor & Decor Holdings, Inc., Class A(a)	4,326	401,669
Garmin Ltd.	5,856	700,729
Gentex Corp.	20,530	696,583
Genuine Parts Co.	4,145	416,282
Lear Corp.	2,900	461,187
Lennar Corp.	3,811	290,513
LKQ Corp.(a)	10,641	374,989
Mohawk Industries, Inc.(a)	2,819	397,338
NVR, Inc.(a)	78	318,229
O’Reilly Automotive, Inc.(a)	1,120	506,878
Pool Corp.	1,429	532,303
Pultegroup, Inc.	6,689	288,430

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (8.1%): (continued)
Ross Stores, Inc.	3,967	487,187
Service Corp. International	11,198	549,822
Tesla, Inc.(a)	566	399,409
Tractor Supply Co.	3,846	540,671
Vail Resorts, Inc.	1,807	504,080
VF Corp.	4,865	415,520

		13,460,626

Consumer Staples (4.1%):
Campbell Soup Co.	13,739	664,281
Casey’s General Stores, Inc.	2,708	483,703
Conagra Brands, Inc.	17,296	627,153
Costco Wholesale Corp.	2,032	765,617
Herbalife Nutrition Ltd.(a)	7,809	375,222
Hormel Foods Corp.	14,898	694,395
Lamb Weston Holding, Inc.	5,279	415,668
McCormick & Co., Inc.	5,759	550,560
Monster Beverage Corp.(a)	7,459	689,808
Sysco Corp.	4,665	346,423
The JM Smucker Co.	5,566	643,430
Tyson Foods, Inc., Class A	7,531	485,298

		6,741,558

Energy (2.1%):
Cabot Oil & Gas Corp.	22,379	364,330
Cheniere Energy, Inc.(a)	8,430	506,053
ConocoPhillips	8,865	354,511
EOG Resources, Inc.	8,214	409,632
Kinder Morgan, Inc.	30,307	414,297
ONEOK, Inc.	7,936	304,584
Pioneer Natural Resources Co.	3,232	368,092
The Williams Cos., Inc.	17,096	342,775
Valero Energy Corp.	6,924	391,691

		3,455,965

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (10.1%):
Aflac, Inc.	9,802	435,895
Arch Capital Group Ltd.(a)	12,062	435,076
Ares Management Corp., Class A	9,458	444,999
Arthur J Gallagher & Co.	4,824	596,778
Assurant, Inc.	3,484	474,590
Athene Holding, Ltd., Class A(a)	7,012	302,498
BlackRock, Inc.	728	525,281
Brown & Brown, Inc.	11,930	565,601
CBOE Global Markets, Inc.	5,873	546,894
Cincinnati Financial Corp.	4,804	419,725
Commerce Bancshares, Inc.	7,664	503,525
Credit Acceptance Corp.(a)	931	322,256
Everest Re Group, Ltd.	2,180	510,317
FactSet Research Systems, Inc.	1,458	484,785
First Republic Bank/CA	3,682	540,996
Franklin Resources, Inc.	18,528	463,015
Globe Life, Inc.	4,961	471,097
Interactive Brokers Group, Inc.	9,131	556,261
Intercontinental Exchange, Inc.	5,513	635,594
LPL Financial Holdings, Inc.	3,969	413,649
Markel Corp.(a)	430	444,319
MarketAxess Holdings, Inc.	922	526,056
Morningstar, Inc.	3,792	878,112
MSCI, Inc.	1,189	530,924
Nasdaq, Inc.	4,017	533,217
Principal Financial Group, Inc.	7,874	390,629
Renaissancere Holdings, Ltd.	2,914	483,199
SEI Investments Co.	8,665	497,978
SVB Financial Group(a)	1,218	472,377
The Charles Schwab Corp.	10,786	572,089
Tradeweb Markets, Inc., Class A	8,817	550,622

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (10.1%): (continued)
Voya Financial, Inc.	9,215	541,934
WR Berkley Corp.	7,182	477,028

		16,547,316

Health Care (18.0%):
AbbVie, Inc.	7,413	794,304
ABIOMED, Inc.(a)	1,939	628,624
Agilent Technologies, Inc.	5,612	664,966
Alexion Pharmaceuticals, Inc.(a)	4,614	720,891
Align Technology, Inc.(a)	1,043	557,358
Amedisys, Inc.(a)	1,754	514,501
Amgen, Inc.	2,428	558,246
Avantor, Inc.(a)	13,931	392,158
Baxter International, Inc.	7,431	596,263
BioMarin Pharmaceutical, Inc.(a)	4,861	426,261
Bio-Rad Laboratories, Inc., Class A(a)	1,022	595,765
Catalent, Inc.(a)	4,412	459,157
Centene Corp.(a)	6,339	380,530
Cerner Corp.	9,378	735,986
Charles River Laboratories International, Inc.(a)	1,777	444,001
Chemed Corp.	1,078	574,154
CRISPR Therapeutics AG(a)	3,818	584,574
Danaher Corp.	2,919	648,427
DaVita, Inc.(a)	6,069	712,501
DexCom, Inc.(a)	1,076	397,819
Edwards Lifesciences Corp.(a)	5,949	542,727
Encompass Health Corp.	7,790	644,155
Exelixis, Inc.(a)	16,732	335,811
HCA Healthcare, Inc.	2,633	433,023
Henry Schein, Inc.(a)	8,513	569,179
Horizon Therapeutics PLC(a)	4,981	364,360

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (18.0%): (continued)
Humana, Inc.	983	403,295
IDEXX Laboratories, Inc.(a)	1,375	687,320
Illumina, Inc.(a)	1,420	525,400
Insulet Corp.(a)	1,901	485,953
Intuitive Surgical, Inc.(a)	645	527,675
Ionis Pharmaceuticals, Inc.(a)	11,713	662,253
IQVIA Holdings, Inc.(a)	2,615	468,530
Jazz Pharmaceuticals PLC(a)	3,127	516,111
LHC Group, Inc.(a)	1,928	411,281
Masimo Corp.(a)	2,449	657,262
Mettler-Toledo International(a)	525	598,332
Molina Healthcare, Inc.(a)	2,030	431,740
Neurocrine Biosciences, Inc.(a)	5,141	492,765
Novocure, Ltd.(a)	2,831	489,876
Penumbra, Inc.(a)	2,211	386,925
PerkinElmer, Inc.	4,716	676,746
PRA Health Sciences, Inc.(a)	3,728	467,640
Quidel Corp.(a)	974	174,979
Regeneron Pharmaceuticals, Inc.(a)	856	413,542
Repligen Corp.(a)	2,757	528,324
ResMed, Inc.	2,489	529,062
Stryker Corp.	1,983	485,914
Syneos Health, Inc.(a)	5,673	386,501
Teleflex, Inc.	1,353	556,854
Veeva Systems, Inc.(a)	1,645	447,851
Vertex Pharamaceuticals, Inc.(a)	1,966	464,644
Waters Corp.(a)	2,689	665,312
West Pharmaceutical Services, Inc.	1,880	532,623
Zimmer Biomet Holdings, Inc.	2,977	458,726
Zoetis, Inc.	3,339	552,604

		29,361,781

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (20.3%):
Allegion PLC	4,609	536,396
AMERCO, Inc.	1,336	606,491
Ametek, Inc.	4,329	523,548
AO Smith Corp.	10,208	559,603
Carlisle Companies, Inc.	3,649	569,901
Caterpillar, Inc.	3,116	567,174
CH Robinson Worldwide, Inc.	6,818	640,006
Cintas Corp.	1,220	431,221
Copart, Inc.(a)	4,253	541,194
Costar Group, Inc.(a)	556	513,900
CSX Corp.	5,913	536,605
Deere & Co.	2,016	542,405
Dover Corp.	4,055	511,944
Eaton Corp. PLC	3,815	458,334
Emerson Electric Co.	5,778	464,378
Enphase Energy, Inc.(a)	1,963	344,448
Equifax, Inc.	3,264	629,429
Expeditors International of Washington, Inc.	7,259	690,403
Fastenal Co.	12,052	588,499
Fortive Corp.	6,664	471,944
Fortune Brands Home & Security, Inc.	4,217	361,481
Generac Holdings, Inc.(a)	2,044	464,826
General Dynamics Corp.	3,757	559,117
Graco, Inc.	8,024	580,536
HEICO Corp.	3,484	461,282
Honeywell International, Inc.	2,758	586,627
Howmet Aerospace, Inc.(a)	16,008	456,868
Hubbell, Inc.	3,244	508,627
IAA, Inc.(a)	6,876	446,802
IDEX Corp.	3,032	603,975
Illinois Tool Works, Inc.	2,449	499,302
J.B. Hunt Transport Services, Inc.	4,010	547,967

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (20.3%): (continued)
Jacobs Engineering Group, Inc.	5,167	562,996
Johnson Controls International PLC	11,890	553,955
Kansas City Southern	2,288	467,049
Knight-Swift Transportation Holdings, Inc.	13,911	581,758
Lennox International, Inc.	1,982	543,009
Masco Corp.	9,033	496,183
Nordson Corp.	2,100	421,995
Norfolk Southern Corp.	2,043	485,437
Old Dominion Freight Line, Inc.	2,596	506,687
PACCAR, Inc.	6,737	581,269
Parker Hannifin Corp.	1,657	451,383
Quanta Services, Inc.	7,507	540,654
Republic Services, Inc.	6,604	635,966
Rockwell Automation, Inc.	1,786	447,947
Rollins, Inc.	16,101	629,066
Roper Technologies, Inc.	1,294	557,830
Snap-on, Inc.	2,840	486,038
Teledyne Technologies, Inc.(a)	1,310	513,494
Toro Co.	6,697	635,144
Trane Technologies PLC	3,721	540,140
TransDigm Group, Inc.(a)	619	383,068
Transunion	5,319	527,751
Trex CO., Inc.(a)	4,396	368,033
Union Pacific Corp.	2,518	524,298
United Rentals, Inc.(a)	1,645	381,492
Verisk Analytics, Inc.	2,993	621,317
Waste Management, Inc.	5,346	630,454
Watsco, Inc.	2,511	568,867
Westinghouse Air Brake Technologies Corp.	6,296	460,867
WW Grainger, Inc.	1,320	539,009
XPO Logistics, Inc.(a)	3,224	384,301
Xylem, Inc.	5,137	522,895

		33,355,585

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (20.6%):
Advanced Micro Devices, Inc.(a)	4,320	396,187
Akamai Technologies, Inc.(a)	5,195	545,423
Amphenol Corp.	4,597	601,150
Analog Devices, Inc.	3,455	510,407
ANSYS, Inc.(a)	1,405	511,139
Arista Networks, Inc.(a)	2,031	590,148
Aspen Technology, Inc.(a)	2,996	390,229
Black Knight, Inc.(a)	7,061	623,839
Broadcom, Inc.	1,105	483,824
Cadence Design Systems, Inc.(a)	4,273	582,965
CDW Corp.	3,440	453,358
Ceridian HCM Holding, Inc.(a)	3,981	424,215
Ciena Corp.(a)	10,090	533,257
Citrix Systems, Inc.	3,841	499,714
Cognex Corp.	5,419	435,064
Cognizant Technology Solutions Corp.	5,999	491,618
Datadog, Inc., Class A(a)	3,105	305,656
Dolby Laboratories, Inc.	7,433	721,966
Dropbox, Inc., Class A(a)	20,593	456,959
Entegris, Inc.	4,967	477,329
EPAM Systems, Inc.(a)	1,201	430,378
F5 Networks, Inc.(a)	4,266	750,559
Fair Isaac Corp.(a)	832	425,185
Fidelity National Information Services, Inc.	3,276	463,423
First Solar, Inc.(a)	4,864	481,147
Fiserv, Inc.(a)	4,376	498,251
Fleetcor Technologies, Inc.(a)	1,710	466,539
Fortinet, Inc.(a)	3,171	470,989
Gartner, Inc.(a)	3,594	575,723
Genpact Ltd.	11,346	469,271
IPG Photonics Corp.(a)	2,253	504,199
Jack Henry & Associates, Inc.	3,313	536,673

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (20.6%): (continued)
Juniper Networks, Inc.	26,374	593,679
Keysight Technologies, Inc.(a)	4,609	608,803
KLA Corp.	1,688	437,040
Lam Research Corp.	932	440,156
Leidos Holdings, Inc.	5,442	572,063
Marvell Technology Group,Ltd.	9,361	445,022
Microchip Technology, Inc.	3,096	427,589
Micron Technology, Inc.(a)	7,632	573,773
MKS Instruments, Inc.	3,005	452,102
Monolithic Power Systems, Inc.	1,136	416,037
NetApp, Inc.	9,258	613,250
Nuance Communications, Inc.(a)	14,264	628,900
NVIDIA Corp.	688	359,274
Paychex, Inc.	5,322	495,904
Paycom Software, Inc.(a)	907	410,191
Paylocity Holding Corp.(a)	2,023	416,556
PTC, Inc.(a)	5,624	672,687
Qorvo, Inc.(a)	2,807	466,720
Seagate Technology PLC	9,907	615,819
ServiceNow, Inc.(a)	868	477,773
Skyworks Solutions, Inc.	2,537	387,857
SolarWinds Corp.(a)	20,241	302,603
Ssnc Technologies Holdings, Inc.	7,383	537,113
SYNNEX Corp.	2,534	206,369
Synopsys, Inc.(a)	2,328	603,511
Teradyne, Inc.	4,765	571,276
The Trade Desk, Inc.(a)	504	403,704
Trimble, Inc.(a)	7,745	517,134
Tyler Technologies, Inc.(a)	1,593	695,375
Universal Display Corp.	2,023	464,885
VeriSign, Inc.(a)	2,597	561,991
Western Union Co.	22,957	503,677

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (20.6%): (continued)
Wex, Inc.(a)	1,877	382,026
Xilinx, Inc.	4,002	567,364
Zebra Technologies Corp.(a)	1,563	600,708

		33,535,715

Materials (8.1%):
Albemarle Corp.	3,772	556,446
AptarGroup, Inc.	5,476	749,609
Avery Dennison Corp.	3,377	523,806
Ball Corp.	6,106	568,957
Berry Global Group, Inc.(a)	9,808	551,112
Celanese Corp.	3,406	442,576
CF Industries Holdings, Inc.	12,122	469,243
Corteva, Inc.	12,668	490,505
Crown Holdings, Inc.(a)	5,348	535,870
Eastman Chemical Co.	4,991	500,497
FMC Corp.	3,837	440,986
International Flavors & Fragrances, Inc.	4,541	494,242
International Paper Co.	9,760	485,267
LyondellBasell Industries N.V., Class A	3,909	358,299
Martin Marietta Materials, Inc.	1,446	410,621
Newmont Corp.	7,618	456,242
Nucor Corp.	9,123	485,252
Packaging Corp. of America	4,203	579,636
PPG Industries, Inc.	3,649	526,259
Reliance Steel & Aluminum Co.	4,174	499,837
Royal Gold, Inc.	3,195	339,820
RPM International, Inc.	5,530	502,013
Sherwin-Williams Co.	714	524,726
The Scotts Miracle-Gro Co.	2,520	501,833
Vulcan Materials Co.	2,717	402,958
Westlake Chemical Corp.	4,622	377,155
Westrock Co.	8,588	373,836

		13,147,603

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (7.2%):
Alliant Energy Corp.	10,126	521,793
Ameren Corp.	5,970	466,018
American Electric Power Co., Inc.	6,164	513,276
American Water Works Co., Inc.	3,179	487,881
Atmos Energy Corp.	5,459	520,953
CMS Energy Corp.	8,562	522,368
Consolidated Edison, Inc.	6,261	452,482
Dominion Energy, Inc.	5,710	429,392
DTE Energy Co.	3,751	455,409
Entergy Corp.	4,306	429,911
Essential Utilities, Inc.	10,588	500,707
Evergy, Inc.	8,095	449,353
Eversource Energy	5,068	438,433
FirstEnergy Corp.	12,992	397,685
NextEra Energy, Inc.	6,726	518,911
NRG Energy, Inc.	14,014	526,226
Pinnacle West Capital Corp.	5,910	472,505
PPL Corp.	15,746	444,037
Public Service Enterprise Group, Inc.	9,115	531,404
The AES Corp.	18,911	444,409
The Southern Co.	7,794	478,785
UGI Corp.	12,243	428,015
Vistra Corp.	23,699	465,922
WEC Energy Group	4,955	456,009
Xcel Energy, Inc.	7,460	497,359

		11,849,243

Total Common Stocks (Cost $135,200,352)		163,461,515

Total Investments (Cost $135,200,352) — 99.7%(b)		163,461,515

Other assets in excess of liabilities — 0.3%		442,546

NET ASSETS - 100.00%		163,904,061

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2020

Percentages indicated are based on net assets as of December 31, 2020.

(a)	Non-income producing security.
(b)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini March Future (U.S. Dollar)	3/19/21	2	$374,880	$8,447

				$8,447

See notes to financial statements.

Schedule of Portfolio Investments

Timothy Plan High Dividend Stock ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.6%)

Communication Services (0.8%):
CenturyLink, Inc.	100,806	982,859

		982,859

Consumer Discretionary (6.5%):
Garmin Ltd.	14,409	1,724,181
Gentex Corp.	50,533	1,714,585
Genuine Parts Co.	10,199	1,024,286
Service Corp. International	27,567	1,353,540
Vail Resorts, Inc.	4,447	1,240,535
VF Corp.	11,978	1,023,041

		8,080,168

Consumer Staples (7.0%):
Campbell Soup Co.	33,818	1,635,100
Conagra Brands, Inc.	42,567	1,543,479
Hormel Foods Corp.	36,667	1,709,049
Sysco Corp.	11,484	852,802
The JM Smucker Co.	13,708	1,584,645
Tyson Foods, Inc., Class A	18,536	1,194,460

		8,519,535

Energy (5.9%):
Cabot Oil & Gas Corp.	55,077	896,654
ConocoPhillips	21,823	872,702
EOG Resources, Inc.	20,210	1,007,873
Kinder Morgan, Inc.	74,593	1,019,685
ONEOK, Inc.	19,534	749,715
Pioneer Natural Resources Co.	7,962	906,792
The Williams Cos., Inc.	42,075	843,604
Valero Energy Corp.	17,039	963,896

		7,260,921

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (10.4%):
Aflac, Inc.	24,119	1,072,572
Ares Management Corp., Class A	23,276	1,095,136
Assurant, Inc.	8,576	1,168,223
BlackRock, Inc.	1,793	1,293,721
Cincinnati Financial Corp.	11,820	1,032,713
Commerce Bancshares, Inc.	18,859	1,239,036
Everest Re Group, Ltd.	5,370	1,257,063
Franklin Resources, Inc.	45,604	1,139,644
Principal Financial Group, Inc.	19,377	961,293
The Charles Schwab Corp.	26,553	1,408,371
WR Berkley Corp.	17,680	1,174,306

		12,842,078

Health Care (2.7%):
AbbVie, Inc.	18,246	1,955,059
Amgen, Inc.	5,975	1,373,772

		3,328,831

Industrials (22.4%):
AO Smith Corp.	25,123	1,377,242
Caterpillar, Inc.	7,663	1,394,819
CH Robinson Worldwide, Inc.	16,776	1,574,763
Dover Corp.	9,976	1,259,470
Eaton Corp. PLC	9,389	1,127,994
Emerson Electric Co.	14,226	1,143,344
Fastenal Co.	29,665	1,448,542
General Dynamics Corp.	9,242	1,375,394
Honeywell International, Inc.	6,787	1,443,595
Hubbell, Inc.	7,989	1,252,595
Illinois Tool Works, Inc.	6,027	1,228,785
Johnson Controls International PLC	29,262	1,363,317
Norfolk Southern Corp.	5,026	1,194,228
PACCAR, Inc.	16,587	1,431,126
Republic Services, Inc.	16,253	1,565,164

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (22.4%): (continued)
Rockwell Automation, Inc.	4,399	1,103,313
Snap-on, Inc.	6,992	1,196,611
TransDigm Group, Inc.(a)	1,527	944,984
Union Pacific Corp.	6,201	1,291,172
Waste Management, Inc.	13,154	1,551,251
Watsco, Inc.	6,186	1,401,438

		27,669,147

Information Technology (8.6%):
Analog Devices, Inc.	8,508	1,256,887
Broadcom, Inc.	2,713	1,187,887
Juniper Networks, Inc.	64,916	1,461,259
KLA Corp.	4,153	1,075,253
NetApp, Inc.	22,783	1,509,146
Paychex, Inc.	13,098	1,220,472
Seagate Technology PLC	24,379	1,515,399
Western Union Co.	56,509	1,239,807

		10,466,110

Materials (12.4%):
Avery Dennison Corp.	8,313	1,289,429
Celanese Corp.	8,381	1,089,027
CF Industries Holdings, Inc.	29,829	1,154,681
Corteva, Inc.	31,183	1,207,406
Eastman Chemical Co.	12,282	1,231,639
International Flavors & Fragrances, Inc.	11,177	1,216,505
International Paper Co.	24,020	1,194,274
LyondellBasell Industries N.V., Class A	9,624	882,136
Nucor Corp.	22,456	1,194,435
Packaging Corp. of America	10,349	1,427,232
Reliance Steel & Aluminum Co.	10,270	1,229,832
The Scotts Miracle-Gro Co.	6,206	1,235,862
Westrock Co.	21,138	920,137
		15,272,595

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (22.9%):
Alliant Energy Corp.	24,927	1,284,488
Ameren Corp.	14,688	1,146,545
American Electric Power Co., Inc.	15,168	1,263,039
Atmos Energy Corp.	13,441	1,282,675
CMS Energy Corp.	21,075	1,285,786
Consolidated Edison, Inc.	15,407	1,113,464
Dominion Energy, Inc.	14,054	1,056,861
DTE Energy Co.	9,226	1,120,129
Entergy Corp.	10,601	1,058,404
Essential Utilities, Inc.	26,060	1,232,377
Evergy, Inc.	19,917	1,105,593
Eversource Energy	12,474	1,079,126
FirstEnergy Corp.	31,979	978,877
NextEra Energy, Inc.	16,548	1,276,678
NRG Energy, Inc.	34,491	1,295,136
Pinnacle West Capital Corp.	14,549	1,163,193
PPL Corp.	38,761	1,093,060
Public Service Enterprise Group, Inc.	22,435	1,307,961
The AES Corp.	46,539	1,093,667
The Southern Co.	19,190	1,178,842
UGI Corp.	30,141	1,053,729
Vistra Corp.	58,336	1,146,886
WEC Energy Group	12,200	1,122,766
Xcel Energy, Inc.	18,359	1,223,995

		27,963,277

Total Common Stocks (Cost $111,507,937)		122,385,521

Total Investments (Cost $111,507,937) — 99.6%(b)		122,385,521

Other assets in excess of liabilities — 0.4%		525,097

NET ASSETS - 100.00%		122,910,618

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock ETF	December 31, 2020

Percentages indicated are based on net assets as of December 31, 2020.

(a)	Non-income producing security.

(b)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini March Future (U.S. Dollar)	3/19/21	2	$374,880	$7,634

				$7,634

See notes to financial statements.

Schedule of Portfolio Investments

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.6%)
Australia (4.6%):
Communication Services (0.5%):
Rea Group Ltd.	1,398	160,408
Telstra Corp. Ltd.	96,329	221,267
		381,675
Consumer Staples (0.9%):
Coles Group, Ltd.	15,438	215,860
Wesfarmers Ltd.	4,869	189,153
Woolworths Group Ltd.	7,348	222,646
		627,659
Financials (1.5%):
ASX Ltd.	3,202	177,704
Commonwealth Bank of Australia	2,977	188,416
Insurance Australia Group Ltd.	45,853	166,115
Magellan Financial Group, Ltd.	2,276	94,138
National Australia Bank Ltd.	9,548	166,327
Suncorp Group Ltd.	20,866	156,654
Westpac Banking Corp.	9,792	146,199
		1,095,553
Health Care (0.6%):
CSL Ltd.	682	148,864
Ramsay Health Care Ltd.	2,740	131,324
Sonic Healthcare Ltd.	6,252	154,933
		435,121
Industrials (0.3%):
Brambles Ltd.	23,629	193,061
		193,061
Materials (0.8%):
Fortescue Metals Group Ltd.	10,363	187,155
Newcrest Mining Ltd.	5,902	117,280

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Australia (4.6%): (continued)
Materials (0.8%): (continued)
Rio Tinto Ltd.	2,579	226,282
		530,717
		3,263,786
Austria (0.7%):
Energy (0.2%):
OMV AG	3,827	154,264
		154,264
Financials (0.2%):
Erste Group Bank AG (a)	5,630	171,513
		171,513
Utilities (0.3%):
Verbund AG	2,102	179,345
		179,345
		505,122
Belgium (1.5%):
Consumer Staples (0.2%):
Etablissements Franz Colruyt NV	2,525	149,495
		149,495
Financials (1.0%):
Ageas SA	2,890	153,843
Groupe Bruxelles Lambert SA	1,774	178,815
KBC Group N.V. (a)	2,151	150,499
Sofina SA	628	212,486
		695,643
Health Care (0.1%):
Galapagos NV (a)	789	77,563
		77,563

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Belgium (1.5%): (continued)
Materials (0.2%):
Umicore	3,055	146,617
		146,617
		1,069,318
Canada (6.4%):
Consumer Discretionary (0.3%):
Dollarama, Inc.	4,798	195,584
		195,584
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc.	4,751	161,938
Loblaw Cos. Ltd.	3,683	181,762
Metro, Inc.	4,937	220,336
Saputo, Inc.	6,840	191,490
		755,526
Energy (0.6%):
Canadian Natural Resources, Ltd.	4,522	108,689
Enbridge, Inc.	4,336	138,696
Pembina Pipelines Corp.	3,414	80,743
TC Energy Corp.	2,886	117,349
		445,477
Financials (1.0%):
Canadian Imperial Bank of Commerce	1,752	149,664
Great-West Lifeco, Inc.	5,909	140,912
Intact Financial Corp.	1,517	179,651
National Bank of Canada	2,354	132,506
Power Corp. of Canada	5,239	120,324
		723,057
Industrials (0.5%):
Canadian National Railway Co.	1,692	186,044
Canadian Pacific Railway Ltd.	495	171,728
		357,772

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (6.4%): (continued)
Information Technology (0.9%):
CGI, Inc. (a)	2,716	215,517
Constellation Software, Inc.	167	216,892
Open Text Corp.	4,047	183,923
Topicus.com, Inc. (a)(b)	311	1,174
		617,506
Materials (1.1%):
Aginco Eagle Mines, Ltd.	1,470	103,479
Barrick Gold Corp.	4,739	107,984
Franco-Nevada Corp.	1,087	136,313
Kinross Gold Corp.	10,656	78,201
Kirkland Lake Gold Ltd.	2,091	86,420
Nutrien, Ltd.	3,379	162,591
Wheaton Precious Metals Corp.	2,863	119,586
		794,574
Utilities (0.9%):
Algonquin Power & Utilities Corp.	8,964	147,557
Emera, Inc.	3,932	167,142
Fortis, Inc.	3,948	161,307
Hydro One, Ltd.	8,555	192,583
		668,589
		4,558,085
Chile (0.3%):
Materials (0.3%):
Antofagasta PLC	9,862	194,241
		194,241

Denmark (2.8%):
Financials (0.5%):
Danske Bank A/S	11,043	182,467
Tryg A/S	6,618	208,707
		391,174

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Denmark (2.8%): (continued)
Health Care (0.8%):
Coloplast A/S	1,510	230,439
Genmab A/S (a)	470	190,040
GN Store Nord A/S	1,987	158,924
		579,403
Industrials (0.5%):
DSV Panalpina A S	952	159,411
Vestas Wind Systems A/S	908	214,576
		373,987
Materials (0.6%):
Christian Hansen Holding A/S (a)	2,026	208,341
Novozymes A/S, Class B Shares	3,350	192,209
		400,550
Utilities (0.4%):
Orsted A/S	1,271	259,462
		259,462
		2,004,576
Finland (2.2%):
Consumer Staples (0.2%):
Kesko Oyj, Class B	6,215	159,727
		159,727
Energy (0.2%):
Neste Oyj	2,393	172,927
		172,927
Financials (0.4%):
Nordea Bank Abp (a)	18,328	149,810
Sampo OYJ	3,327	140,489
		290,299

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Finland (2.2%): (continued)
Industrials (0.3%):
Kone OYJ	2,833	229,984
		229,984
Information Technology (0.2%):
Nokia Oyj (a)	35,764	137,653
		137,653
Materials (0.6%):
Stora ENSO OYJ, Class R Shares	9,763	186,574
UPM-Kymmene OYJ	6,297	234,367
		420,941
Utilities (0.3%):
Fortum OYJ	7,570	182,160
		182,160
		1,593,691
France (6.1%):
Consumer Discretionary (0.8%):
Compagnie Generale DES Etablissements Michelin	1,463	187,550
Hermes International SA	228	244,969
SEB SA	952	173,267
		605,786
Consumer Staples (0.3%):
Carrefour SA	11,071	189,730
		189,730
Financials (0.8%):
Amundi SA	1,973	160,988
CNP Assurances SA	6,816	109,733
Credit Agricole SA	13,331	168,048
Natixis (a)	30,620	104,315
		543,084
Health Care (0.4%):
bioMerieux	862	121,508
Sartorius Stedim Biotech	382	135,877
		257,385

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
France (6.1%): (continued)
Industrials (2.6%):
Bollore	37,781	156,077
Bouygues SA	3,362	138,189
Bureau Veritas SA	7,266	193,128
Edenred	3,038	172,223
Eiffage SA	1,500	144,820
Groupe Eurotunnel SA	9,494	164,443
Legrand SA	1,934	172,453
Safran SA (a)	822	116,422
Schneider Electric SA	1,234	178,316
Teleperformance	450	149,126
Thales SA	1,766	161,571
Vinci SA	1,376	136,748
		1,883,516
Information Technology (0.5%):
ATOS SE (a)	1,887	172,365
Dassault Systemes SA	890	180,626
		352,991
Materials (0.5%):
Air Liquide SA	1,303	213,673
Arkema SA	1,255	143,333
		357,006
Utilities (0.2%):
Veolia Environnement	6,896	168,552
		168,552
		4,358,050
Germany (7.3%):
Communication Services (0.5%):
Scout24 AG	2,311	189,273
United Internet AG	3,513	147,743
		337,016

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Germany (7.3%): (continued)
Consumer Discretionary (0.7%):
adidas AG (a)	457	166,294
Puma SE (a)	1,353	152,509
Zalando SE (a)	1,469	163,396
		482,199
Consumer Staples (0.3%):
Beiersdorf AG	2,099	242,136
		242,136
Financials (0.9%):
Deutsche Boerse AG	1,058	179,958
Hannover Rueck SE	949	151,044
Muenchener Rueckversicherungs-Gesellschaft AG	533	158,076
Talanx AG	3,975	154,209
		643,287
Health Care (0.5%):
Carl Zeiss Meditec AG	1,102	146,589
Fresenius Medical Care AG	2,665	222,010
		368,599
Industrials (0.8%):
Brenntag AG	2,444	189,091
Deutsche Post AG	3,137	155,189
Kion Group AG	1,394	121,168
MTU Aero Engines AG	510	132,940
		598,388
Information Technology (0.8%):
Bechtle AG	762	166,051
Infineon Technologies AG	3,564	136,653
Nemetschek SE	1,649	121,660
TeamViewer AG (a)	2,555	136,790
		561,154

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Germany (7.3%): (continued)
Materials (1.1%):
BASF SE	2,323	183,645
Evonik Industries AG	5,465	178,101
HeidelbergCement AG	2,021	151,130
Symrise AG	1,772	234,631
		747,507
Real Estate (0.9%):
Deutsche Wohnen SE	4,293	229,105
LEG Immobilien AG	1,294	200,833
Vonovia Se	3,031	221,252
		651,190
Utilities (0.8%):
E.ON SE	18,353	203,197
RWE AG	3,969	167,599
Uniper SE	5,787	199,623
		570,419
		5,201,895
Hong Kong (5.9%):
Consumer Discretionary (0.2%):
Techtronic Industries Co.	10,348	147,634
		147,634
Consumer Staples (0.5%):
Sun Art Retail Group Ltd.	155,903	158,473
WH Group Ltd.	211,966	177,728
		336,201
Financials (0.7%):
AIA Group Ltd.	19,390	237,617
Hang Seng Bank, Ltd.	15,772	272,015
		509,632
Health Care (0.2%):
Sino Biopharmaceutical Ltd.	155,125	150,078
		150,078

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Hong Kong (5.9%): (continued)
Industrials (0.8%):
CK Hutchison Holdings Ltd.	33,818	236,004
MTR Corp. Ltd.	53,216	297,582
		533,586
Real Estate (2.0%):
CK Asset Holdings Ltd.	37,840	194,271
Hang Lung Properties Ltd.	78,583	207,299
Henderson Land Development Co. Ltd.	68,164	265,984
New World Development Co. Ltd.	42,525	198,028
Shimao Property Holdings Ltd.	36,510	116,328
Sino Land Co. Ltd.	162,106	211,201
Sun Hung KAI Properties Ltd.	19,656	253,554
		1,446,665
Utilities (1.5%):
CK Infrastructure Holdings Ltd.	43,304	232,658
CLP Holdings, Inc.	33,334	308,306
Hong Kong & China Gas Co. Ltd.	186,012	277,859
Power Assets Holdings Ltd.	50,310	272,570
		1,091,393
		4,215,189
Ireland (1.2%):
Consumer Staples (0.4%):
Kerry Group PLC	1,631	242,856
		242,856
Industrials (0.4%):
DCC PLC	2,156	152,642
Kingspan Group PLC (a)	1,704	126,238
		278,880
Materials (0.4%):
CRH PLC	3,303	140,525
Smurfit Kappa Group PLC	3,604	169,487
		310,012
		831,748

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Israel (0.7%):
Financials (0.3%):
Bank Hapoalim BM	27,486	188,263
Isracard Ltd.	–	1
		188,264
Health Care (0.1%):
Teva Pharmaceutical Industries Ltd. (a)	11,376	108,250
		108,250
Information Technology (0.3%):
Nice Ltd. (a)	697	195,390
		195,390
		491,904
Italy (3.1%):
Communication Services (0.5%):
Infrastrutture Wireless Italiane SpA	15,644	189,753
Telecom Italia SpA	320,417	147,709
		337,462
Consumer Discretionary (0.3%):
Moncler SpA	3,370	206,398
		206,398
Energy (0.2%):
Snam SpA	30,329	170,452
		170,452
Financials (1.0%):
Assicurazioni Generali SpA	12,556	218,707
FinecoBank Banca Fineco SpA (a)	9,762	159,784
Intesa Sanpaolo SpA (a)	73,567	171,869
Poste Italiane SpA	14,682	149,211
		699,571
Health Care (0.4%):
DiaSorin SpA	648	134,639
Recordati Industria Chimica e Farmaceutica SpA	2,857	158,193
		292,832

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Italy (3.1%): (continued)
Information Technology (0.2%):
Nexi SpA (a)	6,349	126,721
		126,721
Utilities (0.5%):
Enel SpA	18,895	191,011
Terna SpA	25,922	197,897
		388,908
		2,222,344
Japan (20.2%):
Communication Services (1.9%):
KDDI Corp.	8,600	255,401
Nexon Co. Ltd.	6,300	194,053
Nippon Telegraph & Telephone Corp.	18,700	479,183
Softbank Corp.	25,800	323,125
Z Holdings Corp.	19,200	116,122
		1,367,884
Consumer Discretionary (2.6%):
Bridgestone Corp.	7,500	245,835
Fast Retailing Co. Ltd.	300	268,704
Nitori Co. Ltd.	1,100	230,357
Oriental Land Co. Ltd.	1,400	231,073
Panasonic Corp.	19,700	227,168
Shimano ORD	1,000	233,291
Suzuki Motor Co.	2,800	129,694
Toyota Industries Corp.	3,200	253,855
		1,819,977
Consumer Staples (1.0%):
KAO Corp.	3,400	262,476
Seven & i Holdings Co., Ltd.	5,600	198,473
Unicharm Corp.	5,100	241,662
		702,611

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (20.2%): (continued)
Financials (2.2%):
Dai-ichi Life Holdings, Inc.	11,300	169,872
Japan Post Bank Co. Ltd.	29,500	242,023
Japan Post Holdings Co. Ltd.	31,900	248,056
Mitsubishi UFJ Financial Group, Inc.	52,500	231,938
Mizuho Financial Group, Inc.	17,500	221,632
Sumitomo Mitsui Financial Group, Inc.	7,700	237,772
Tokio Marine Holdings, Inc.	4,700	241,647
		1,592,940
Health Care (3.6%):
Astellas Pharma, Inc.	15,100	233,140
Chugai Pharmaceutical Co. Ltd.	4,600	245,194
Daiichi Sankyo Co. Ltd.	6,300	215,716
Eisai Co. Ltd.	1,900	135,672
Hoya Corp.	1,700	234,977
M3, Inc.	2,500	235,931
Olympus Corp.	6,900	150,812
Ono Pharmaceutical Co. Ltd.	7,700	231,806
Otsuka Holdings Co. Ltd.	5,000	213,967
Shionogi & Co. Ltd.	3,800	207,410
Sysmex Corp.	2,100	252,228
Terumo Corp.	5,200	217,187
		2,574,040
Industrials (4.0%):
Central Japan Railway Co.	1,300	183,717
Daikin Industries Ltd.	1,300	288,609
Fanuc Corp.	800	196,513
ITOCHU Corp.	10,100	289,969
Komatsu Ltd.	7,800	212,868
Kubota Corp.	11,700	255,102
Mitsubishi Corp.	11,200	275,660

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (20.2%): (continued)
Industrials (4.0%): (continued)
Mitsubishi Electric Corp.	17,000	256,383
Nidec Corp.	1,800	226,308
Secom Co. Ltd.	3,000	276,550
SG Holdings Co. Ltd.	6,500	177,044
SMC Corp.	400	243,898
		2,882,621
Information Technology (3.5%):
Canon, Inc.	11,700	224,163
Fujifilm Holdings Corp.	3,900	205,426
Fujitsu, Ltd.	1,400	202,121
Hitachi, Ltd.	4,900	192,934
Keyence Corp.	500	280,899
Kyocera Corp.	4,000	245,099
Murata Manufacturing Co. Ltd.	3,700	334,018
Nomura Research Institute Ltd.	6,000	214,742
NTT Data Corp.	13,500	184,507
OBIC Co. Ltd.	1,100	220,874
Tokyo Electron Ltd.	600	223,169
		2,527,952
Materials (0.6%):
Nippon Paint Holdings Co. Ltd.	1,600	175,591
Shin-Etsu Chemical Co. Ltd.	1,300	227,160
		402,751
Real Estate (0.8%):
Daiwa House Industry Co. Ltd.	6,500	192,910
Mitsubishi Estate Co. Ltd.	11,000	176,550
Mitsui Fudosan Co. Ltd.	9,000	188,168
		557,628
		14,428,404

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Korea, Republic Of (5.8%):
Communication Services (0.7%):
Naver Corp.	564	151,878
Netmarble Corp. (a)	1,037	125,544
SK Telecom Co. Ltd.	988	216,483
		493,905
Consumer Discretionary (0.9%):
Hyundai Mobis	611	143,722
Hyundai Motor Co.	747	132,042
KIA Motors Corp.	2,818	161,888
LG Electronics, Inc.	1,800	223,716
		661,368
Consumer Staples (0.5%):
Amorepacific Corp.	994	188,514
LG Household & Health Care Ltd.	122	181,956
		370,470
Financials (0.6%):
KB Financial Group, Inc.	3,497	139,725
Samsung Life Insurance Co., Ltd.	2,065	150,379
Shinhan Financial Group Co. Ltd.	5,367	158,362
		448,466
Health Care (0.8%):
Celltrion Healthcare Co., Ltd. (a)	1,462	219,343
Celltrion, Inc. (a)	522	172,606
Samsung Biologics Co., Ltd. (a)	212	161,215
		553,164
Industrials (0.5%):
LG Corp.	1,972	158,856
Samsung C&T Corp.	1,486	188,794
		347,650
Information Technology (1.3%):
Samsung Electro-Mechanics Co., Ltd.	1,028	168,462
Samsung Electronics Co. Ltd.	3,219	240,047

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Korea, Republic Of (5.8%): (continued)
Information Technology (1.3%): (continued)
Samsung SDI Co. Ltd.	277	160,151
Samsung SDS Co. Ltd.	1,029	169,100
SK Hynix, Inc.	2,008	219,065
		956,825
Materials (0.5%):
LG Chem Ltd.	175	132,756
POSCO	828	207,343
		340,099
		4,171,947
Luxembourg (0.4%):
Health Care (0.2%):
Eurofins Scientific SE (a)	1,821	152,657
		152,657
Real Estate (0.2%):
Aroundtown SA	22,339	166,996
		166,996
		319,653
Mexico (0.1%):
Materials (0.1%):
Fresnillo PLC	6,805	105,094
		105,094

Netherlands (2.4%):
Financials (0.8%):
ABN AMRO Group NV (a)	11,528	112,933
Euronext NV	1,440	158,569
ING Groep NV (a)	13,302	124,153
NN Group NV	3,610	156,673
		552,328

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Netherlands (2.4%): (continued)
Industrials (0.5%):
Randstad N.V.	2,538	165,052
Wolters Kluwer N.V.	2,630	221,857
		386,909
Information Technology (0.5%):
Adyen N.V. (a)	84	195,463
ASML Holding N.V.	398	193,271
		388,734
Materials (0.6%):
AKZO Nobel N.V	1,652	177,293
Koninklijke DSM N.V.	1,340	230,462
		407,755
		1,735,726
New Zealand (0.7%):
Consumer Staples (0.2%):
a2 Milk Co., Ltd. (a)	17,486	151,813
		151,813
Health Care (0.2%):
Fisher & Paykel Healthcare Corp., Ltd.	6,480	153,675
		153,675
Information Technology (0.3%):
Xero, Ltd. (a)	1,646	186,276
		186,276
		491,764
Norway (1.7%):
Communication Services (0.5%):
Schibsted ASA, Class A (a)	3,056	130,759
Telenor ASA	11,661	198,734
		329,493

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Norway (1.7%): (continued)
Consumer Staples (0.5%):
Mowi ASA	7,921	176,723
Orkla ASA, Class A	17,799	180,882
		357,605
Financials (0.5%):
DNB ASA (a)	8,756	171,829
Gjensidige Forsikring ASA	7,913	176,914
		348,743
Materials (0.2%):
Yara International ASA	4,253	176,859
		176,859
		1,212,700
Portugal (0.6%):
Consumer Staples (0.3%):
Jeronimo Martins & Filho SA	12,511	211,199
		211,199
Utilities (0.3%):
EDP - Energias de Portugal SA	33,248	209,396
		209,396
		420,595
Russian Federation (0.2%):
Materials (0.2%):
Polymetal International PLC	5,983	137,801
		137,801
Singapore (2.1%):
Communication Services (0.4%):
Singapore Telecommunications Ltd.	147,700	258,221
		258,221
Consumer Staples (0.3%):
Wilmar International Ltd.	48,800	171,740
		171,740

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Singapore (2.1%): (continued)
Financials (1.1%):
DBS Group Holdings Ltd.	13,800	261,524
Oversea-Chinese Banking Corp. Ltd.	36,700	279,423
United Overseas Bank	15,700	268,420
		809,367
Real Estate (0.3%):
Capitaland Ltd.	94,500	234,587
		234,587
		1,473,915
Spain (2.3%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	5,599	178,091
		178,091
Financials (0.2%):
Caixabank SA	61,755	158,486
		158,486
Health Care (0.2%):
Grifols SA	6,049	176,445
		176,445
Industrials (0.2%):
Aena SME SA (a)	843	146,426
		146,426
Information Technology (0.2%):
Amadeus IT Group SA	1,931	140,484
		140,484
Utilities (1.2%):
Endesa SA	6,852	187,062
Iberdrola SA	15,300	218,660
Naturgy Energy Group SA	8,207	190,070
Red Electrica Corp.	11,188	229,248
		825,040
		1,624,972

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Sweden (6.1%):
Communication Services (0.5%):
Tele2 AB, Class B	14,466	191,032
Telia Co. AB	43,953	181,503
		372,535
Consumer Staples (0.6%):
Essity Aktiebolag, Class B	6,413	206,259
ICA Gruppen AB	3,690	184,370
		390,629
Financials (1.9%):
EQT AB	4,703	120,323
Industrivarden AB, Class C	5,736	185,183
Investor AB, Class B	2,686	195,706
Kinnevik AB, Class B	3,549	179,310
L E Lundbergforetagen AB, Class B (a)	3,355	179,748
Skandinavisk Enskilda Banken AB (a)	15,806	162,408
Svenska Handelsbanken AB (a)	17,161	172,365
Swedbank AB, Class A Shares (a)	9,076	159,055
		1,354,098
Industrials (2.1%):
ALFA Laval AB (a)	6,270	172,536
ASSA Abloy AB	6,748	166,161
Atlas Copco AB, Class A Shares	3,195	163,600
Epiroc AB, Class A	10,403	189,305
Nibe Industrier AB, Class B	5,276	173,027
Sandvik AB (a)	6,683	163,585
Skanska AB	6,808	173,598
SKF AB, Class B	6,123	158,886
Volvo AB	6,777	159,705
		1,520,403

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Sweden (6.1%): (continued)
Information Technology (0.5%):
Hexagon AB, Class B Shares	1,874	170,861
Telefonaktiebolaget LM Ericsson, Class B	14,379	170,720
		341,581
Materials (0.5%):
Boliden AB	4,506	159,664
Svenska Cellulosa AB SCA, Class B (a)	11,624	202,549
		362,213
		4,341,459
Switzerland (7.5%):
Communication Services (0.4%):
Swisscom AG	461	248,523
		248,523
Consumer Discretionary (0.6%):
CIE Financiere Richemont SA	2,572	232,730
Swatch Group AG	721	196,747
		429,477
Consumer Staples (0.8%):
Barry Callebaut AG	138	328,081
Chocoladefabriken Lindt & Spruengli AG	27	263,288
		591,369
Financials (1.2%):
Banque Cantonale Vaudois	2,453	266,920
Julius Baer Group Ltd.	3,030	174,610
Partners Group Holding AG	179	210,350
Swiss Life Holding AG	388	180,804
		832,684
Health Care (0.7%):
Sonova Holding AG (a)	618	160,610
Straumann Holding AG	139	162,010
Vifor Pharma AG	1,100	172,768
		495,388

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
Switzerland (7.5%): (continued)
Industrials (1.9%):
ABB Ltd.	6,558	183,105
Adecco Group AG	2,621	175,207
Geberit AG	366	229,195
Kuehne & Nagel International AG	1,116	253,212
Schindler Holding AG	994	267,987
SGS SA	90	271,526
		1,380,232
Information Technology (0.7%):
Logitech International SA, Class R	2,450	237,858
Stmicroelectronics N.V.	3,393	126,615
Temenos AG	1,102	153,969
		518,442
Materials (1.2%):
EMS-Chemie Holding AG	270	260,237
Givaudan SA	57	240,237
Lafargeholcim Ltd.	3,500	192,283
Sika AG	724	197,812
		890,569
		5,386,684
United Kingdom (6.5%):
Communication Services (0.5%):
BT Group PLC (a)	101,059	182,740
Informa PLC (a)	20,760	155,834
		338,574
Consumer Discretionary (0.5%):
JD Sports Fashion PLC (a)	8,851	104,076
Next PLC (a)	1,386	134,285
Persimmon PLC	3,231	122,239
		360,600

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (6.5%): (continued)
Consumer Staples (0.3%):
Associated British Foods PLC (a)	5,767	178,521
		178,521
Financials (1.8%):
3I Group PLC	8,512	134,773
Admiral Group PLC	5,823	231,369
Hargreaves Lansdown PLC	6,126	127,735
Legal & General Group PLC	36,801	133,946
London Stock Exchange Group	1,485	182,902
Phoenix Group Holdings PLC	14,138	135,432
Schroders PLC	3,859	176,073
Standard Chartered PLC	26,597	169,429
		1,291,659
Health Care (0.2%):
Smith & Nephew PLC	7,036	145,267
		145,267
Industrials (1.3%):
Ashtead Group PLC	2,656	124,852
Bunzl PLC	4,959	165,646
Ferguson PLC	1,232	149,652
Intertek Group PLC	2,025	156,380
Rentokil Initial PLC (a)	20,198	140,735
Spirax-Sarco Engineering PLC	1,299	200,613
		937,878
Information Technology (0.7%):
AVEVA Group PLC	3,486	152,620
Halma PLC	5,347	179,045
The Sage Group PLC	19,417	154,514
		486,179

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (6.5%): (continued)
Materials (1.0%):
Anglo American PLC	4,283	141,982
Croda International PLC	2,755	248,465
Mondi PLC	7,234	170,076
Rio Tinto PLC	2,367	177,031
		737,554
Utilities (0.2%):
SSE PLC	8,194	168,054
		168,054
		4,644,286
United States (0.2%):
Industrials (0.2%):
Waste Connections, Inc.	1,793	183,879
		183,879

Total Common Stocks (Cost $62,946,503)		71,188,828

Total Investments (Cost $62,946,503) — 99.6%(c)		71,188,828
Other assets in excess of liabilities — 0.4%		311,583
NET ASSETS - 100.00%		71,500,411

Percentages indicated are based on net assets as of December 31, 2020.

(a)	Non-income producing security.
(b)

Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of December 31, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(c)	See Federal Tax information listed in the Notes to Financial Statements.

Amounts show as “-“ are either 0 or rounds to less than 1.

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2020

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Index March Future (U.S. Dollar)	3/19/21	2	$213,080	$2,592

				$2,592

See notes to financial statements.

Statements of Assets and Liabilities

Timothy Plan	December 31, 2020

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large/Mid Cap Core ETF
ASSETS:
Investments, at value (Cost $26,423,907 and $135,200,352)	$31,796,025	$163,461,515
Cash and cash equivalents	22,733	299,139
Deposit with broker for futures contracts	45,942	112,716
Interest and dividends receivable	18,024	100,153
Variation margin receivable on open futures contracts	—	2,460
Total Assets	31,882,724	163,975,983
LIABILITIES:
Payable for investments purchased	201	—
Variation margin payable on open futures contracts	85	—
Accrued expenses and other payables: Investment advisory fees	13,934	71,922
Total Liabilities	14,220	71,922
Net Assets	31,868,504	163,904,061
NET ASSETS CONSIST OF:
Capital	$29,686,158	$141,840,460
Total distributable earnings/(loss)	2,182,346	22,063,601
Net Assets	$31,868,504	$163,904,061

Shares Outstanding (unlimited shares authorized, no par value):	1,150,000	5,300,000
Net asset value per share:	$27.71	$30.93

See notes to financial statements.

Statements of Assets and Liabilities

Timothy Plan	December 31, 2020

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
ASSETS:
Investments, at value (Cost $111,507,937 and $62,946,503)	$122,385,521	$71,188,828
Foreign currency, at value (Cost $— and $17,012)	—	17,080
Cash and cash equivalents	329,042	306,666
Deposit with broker for futures contracts	77,590	85,485
Interest and dividends receivable	169,281	87,565
Variation margin receivable on open futures contracts	2,460	—
Reclaims receivable	—	28,971
Total Assets	122,963,894	71,714,595
LIABILITIES:
Payable for investments purchased	—	178,330
Variation margin payable on open futures contracts	—	1,720
Accrued expenses and other payables: Investment advisory fees	53,276	34,134
Total Liabilities	53,276	214,184
Net Assets	122,910,618	71,500,411
NET ASSETS CONSIST OF:
Capital	$119,401,608	$65,218,351
Total distributable earnings/(loss)	3,509,010	6,282,060
Net Assets	$122,910,618	$71,500,411

Shares Outstanding (unlimited shares authorized, no par value):	4,750,000	2,650,000
Net asset value per share:	$25.88	$26.98

See notes to financial statements.

Statements of Operations

Timothy Plan	For the Year Ended December 31, 2020

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large/ Mid Cap Core ETF
Investment Income:
Dividend income	$485,795	$2,021,225
Interest income	10	159
Foreign tax withholding	(474)	—
Total Income	485,331	2,021,384
Expenses:
Investment advisory fees	128,123	748,356
Total Expenses	128,123	748,356
Net Investment Income (Loss)	357,208	1,273,028
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(3,212,478)	(5,300,921)
Net realized gains (losses) from in-kind transactions	3,137,544	5,686,826
Net realized gains (losses) from futures transactions	15,099	88,554
Net change in unrealized appreciation/depreciation on investments	5,023,901	20,514,594
Net change in unrealized appreciation/depreciation on futures transactions	3,658	3,893
Net realized/unrealized gains on investments	4,967,724	20,992,946
Change in net assets resulting from operations	$5,324,932	$22,265,974

See notes to financial statements.

Statements of Operations

Timothy Plan	For the Year Ended December 31, 2020

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
Investment Income:
Dividend income	$3,137,957	$1,169,087
Foreign tax withholding	—	(129,446)
Total Income	3,137,957	1,039,641
Expenses:
Investment advisory fees	548,348	246,986
Total Expenses	548,348	246,986
Net Investment Income (Loss)	2,589,609	792,655
Realized/Unrealized Gains (Losses) from Investment Transactions and Foreign Currency Translations:
Net realized gains (losses) from investment transactions and foreign currency translations	(6,700,530)	(1,978,409)
Net realized gains (losses) from in-kind transactions	1,193,938	—
Net realized gains (losses) from futures transactions	87,299	46,075
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,729,563	7,574,603
Net change in unrealized appreciation/depreciation on futures transactions	7,771	2,592
Net realized/unrealized gains/losses on investments and foreign currency translations	(681,959)	5,644,861
Change in net assets resulting from operations	$1,907,650	$6,437,516

See notes to financial statements.

Timothy Plan	Statements of Changes in Net Assets

	Timothy Plan US Small Cap Core ETF		Timothy Plan US Large/Mid Cap Core ETF
	For the Year Ended December 31, 2020	For the Period December 3, 2019(a) through December 31, 2019	For the Year Ended December 31, 2020	For the Period May 1, 2019(a) through December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$357,208	$7,483	$1,273,028	$613,586
Net realized gains (losses) from investment transactions	(59,835)	58,371	474,459	406,740
Net change in unrealized appreciation/depreciation on investments	5,027,559	348,217	20,518,487	7,751,123
Change in net assets resulting from operations	5,324,932	414,071	22,265,974	8,771,449
Distributions to Shareholders:
Distributions	(354,462)	(7,507)	(1,388,658)	(593,505)
Change in net assets resulting from distributions to shareholders	(354,462)	(7,507)	(1,388,658)	(593,505)
Change in net assets resulting from capital transactions	16,676,227	9,815,243	8,231,732	126,617,069
Change in net assets	21,646,697	10,221,807	29,109,048	134,795,013
Net Assets:
Beginning of period	10,221,807	—	134,795,013	—
End of period	$31,868,504	$10,221,807	$163,904,061	$134,795,013
Capital Transactions:
Proceeds from shares issued	$30,742,714	$11,097,743	$55,703,050	$139,366,129
Cost of shares redeemed	(14,066,487)	(1,282,500)	(47,471,318)	(12,749,060)
Change in net assets resulting from capital transactions	$16,676,227	$9,815,243	$8,231,732	$126,617,069

Share Transactions:
Issued	1,350,000	450,000	2,250,000	5,450,000
Redeemed	(600,000)	(50,000)	(1,900,000)	(500,000)
Change in Shares	750,000	400,000	350,000	4,950,000

(a)	Commencement of operations.

See notes to financial statements.

Timothy Plan	Statements of Changes in Net Assets

	Timothy Plan High Dividend Stock ETF		Timothy Plan International ETF
	For the Year Ended December 31, 2020	For the Period May 1, 2019(a) through December 31, 2019	For the Year Ended December 31, 2020	For the Period December 3, 2019(a) through December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$2,589,609	$1,282,802	$792,655	$30,091
Net realized gains (losses) from investment transactions	(5,419,293)	476,310	(1,932,334)	13,397
Net change in unrealized appreciation/depreciation on investments	4,737,334	6,147,884	7,577,195	669,652
Change in net assets resulting from operations	1,907,650	7,906,996	6,437,516	713,140
Distributions to Shareholders:
Distributions	(2,852,134)	(1,238,011)	(838,738)	(29,857)
Change in net assets resulting from distributions to shareholders	(2,852,134)	(1,238,011)	(838,738)	(29,857)
Change in net assets resulting from capital transactions	29,723,058	87,463,059	42,883,359	22,334,991
Change in net assets	28,778,574	94,132,044	48,482,137	23,018,274
Net Assets:
Beginning of period	94,132,044	—	23,018,274	—
End of period	$122,910,618	$94,132,044	$71,500,411	$23,018,274
Capital Transactions:
Proceeds from shares issued	$43,758,265	$103,751,741	$42,883,359	$22,334,991
Cost of shares redeemed	(14,035,207)	(16,288,682)	—	—
Change in net assets resulting from capital transactions	$29,723,058	$87,463,059	$42,883,359	$22,334,991

Share Transactions:
Issued	1,900,000	4,150,000	1,750,000	900,000
Redeemed	(650,000)	(650,000)	—	—
Change in Shares	1,250,000	3,500,000	1,750,000	900,000

(a)	Commencement of operations.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan US Small Cap Core ETF		Timothy Plan US Large/Mid Cap Core ETF
	For the Year Ended December 31, 2020	For the period December 3, 2019(a) to December 31, 2019	For the Year Ended December 31, 2020	For the period May 1, 2019(a) to December 31, 2019
Net Asset Value, Beginning of Period	$25.55	$24.73	$27.23	$25.16
Investment Activities:
Net Investment Income (Loss)(b)	0.32	0.02	0.23	0.21
Net Realized and Unrealized Gains (Losses) on Investments	2.15	0.82	3.72	2.04
Total from Investment Activities	2.47	0.84	3.95	2.25
Distributions to Shareholders:
Net Investment Income	(0.31)	(0.02)	(0.25)	(0.18)
Total Distributions	(0.31)	(0.02)	(0.25)	(0.18)
Net Asset Value, End of Period	$27.71	$25.55	$30.93	$27.23
Total Return (excludes sales charge)(c)	9.99%	3.39%	14.67%	9.01%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.45%	0.89%	0.88%	1.22%
Net Assets, End of Period (000’s)	$31,869	$10,222	$163,904	$134,795
Portfolio Turnover(c)	78%	—	45%	17%

Amounts designated as “—” are 0 or have been rounded to 0.

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan High Dividend Stock ETF		Timothy Plan International ETF
	For the Year Ended December 31, 2020	For the period May 1, 2019(a) to December 31, 2019	For the Year Ended December 31, 2020	For the period December 3, 2019(a) to December 31, 2019
Net Asset Value, Beginning of Period	$26.89	$25.10	$25.58	$24.80
Investment Activities:
Net Investment Income (Loss)(b)	0.57	0.48	0.47	0.04
Net Realized and Unrealized Gains (Losses) on Investments	(0.96) (c)	1.74	1.40	0.77
Total from Investment Activities	(0.39)	2.22	1.87	0.81
Distributions to Shareholders:
Net Investment Income	(0.62)	(0.43)	(0.47)	(0.03)
Total Distributions	(0.62)	(0.43)	(0.47)	(0.03)
Net Asset Value, End of Period	$25.88	$26.89	$26.98	$25.58
Total Return (excludes sales charge)(d)	(1.17%)	9.00%	7.66%	3.25%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(e)	0.52%	0.52%	0.62%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	2.45%	2.81%	1.98%	1.99%
Net Assets, End of Period (000’s)	$122,911	$94,132	$71,500	$23,018
Portfolio Turnover(d)	68%	23%	63%	12%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See notes to financial statements.

Notes to Financial Statements

Timothy Plan	December 31, 2020

1. ORGANIZATION:

The Timothy Plan (the “Trust”) was organized pursuant to a trust agreement dated December 16, 1993 as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company and thus is determined to be an investment company for accounting purposes. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust is comprised of multiple series funds, four of which are exchange-traded funds (“ETFs”), and are authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each ETF is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the Timothy Plan US Small Cap Core ETF (“US Small Cap Core ETF”), Timothy Plan US Large/Mid Cap Core ETF (“US Large/Mid Cap Core ETF”), Timothy Plan High Dividend Stock ETF (“High Dividend Stock ETF”), and Timothy Plan International ETF (“International ETF”) (individually, a “Fund” and collectively, the “Funds”). The Funds seek to provide investment results that track the performance of an underlying index, before fees and expenses. The underlying indices for the US Small Cap Core ETF, US Large/Mid Cap Core ETF, High Dividend Stock ETF, and the International ETF are the Victory US Small Cap Volatility Weighted BRI Index, Victory US Large/Mid Cap Volatility Weighted BRI Index, Victory US Large Cap High Dividend Volatility Weighted BRI Index, and Victory International Volatility Weighted BRI Index (individually, an “Index” and collectively, the “Indices”), respectively. The remaining series funds are presented in separate annual reports.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE” or the “Exchange”). The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus transaction fees (“Transaction Fees”) as further described below. Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Notes to Financial Statements

Timothy Plan	December 31, 2020

Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The Funds reserve the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Transaction Fees include a fixed fee (“Fixed Fee”) payable to the Custodian (“Citibank N.A.”), which is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction. Transaction Fees may also include an additional variable charge (“Variable Charge”) for purchases and redemptions of Creation Units for cash or involving cash-in-lieu, to compensate each Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions. Under certain circumstances, the Transaction Fees may be waived or adjusted. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.

Notes to Financial Statements

Timothy Plan	December 31, 2020

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US Small Cap Core ETF	$250	2.00%

US Large/Mid Cap Core ETF	$500	2.00%

High Dividend Stock ETF	$250	2.00%

International ETF	$4,500	2.00%

* As a percentage of the amount invested.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Notes to Financial Statements

Timothy Plan	December 31, 2020

Portfolio securities listed or traded on securities exchanges including, common stocks and American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of December 31, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

US Small Cap Core ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$31,796,025	$–	$–	$31,796,025

Total Investment Securities	31,796,025	–	–	31,796,025

Other Financial Instruments*
Futures Contracts	3,658	–	–	3,658

Total Investments	$31,799,683	$–	$–	$31,799,683

Notes to Financial Statements

Timothy Plan	December 31, 2020

US Large/Mid Cap Core ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$163,461,515	$–	$–	$163,461,515

Total Investment Securities	163,461,515	–	–	163,461,515

Other Financial Instruments*
Futures Contracts	8,447	–	–	8,447

Total Investments	$163,469,962	$–	$–	$163,469,962

High Dividend Stock ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$122,385,521	$–	$–	$122,385,521

Total Investment Securities	122,385,521	–	–	122,385,521

Other Financial Instruments*
Futures Contracts	7,634	–	–	7,634

Total Investments	$122,393,155	$–	$–	$122,393,155

International ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$71,187,654	$–	$1,174	$71,188,828

Total Investment Securities	71,187,654	–	1,174	71,188,828

Other Financial Instruments*
Futures Contracts	2,592	–	–	2,592

Total Investments	$71,190,246	$–	$1,174	$71,191,420

*Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally at the unrealized appreciation/(depreciation) on the instrument.

Notes to Financial Statements

Timothy Plan	December 31, 2020

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

International ETF	Investments In Securities
Balance as of December 31, 2019	$–
Accrued discount/ premium	–
Return of Capital	–
Realized Gain/(Loss)	–
Change in Unrealized Appreciation/(Depreciation)	241
Purchases	933
Sales Proceeds	–
Transfer into Level 3	–
Transfer out of Level 3	–

Balance as of December 31, 2020	$1,174

Real Estate Investment Trusts (“REITs”):

The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.

Futures Contracts:

During the year ended December 31, 2020, the Funds used futures contracts to provide market exposure on the Funds’ cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with

Notes to Financial Statements

Timothy Plan	December 31, 2020

its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded. Deposits for futures for the Funds are reported as Deposit with broker for futures contracts on the Statements of Assets and Liabilities. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “Variation Margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds recorded a payable or receivable on variation margin. The Funds expect to earn interest income on its margin deposits. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Statements of Operations.

Average Notional Value

The table below summarizes the monthly average notional value of futures contracts for the year ended December 31, 2020.

Fund	Average Notional Value
US Small Cap Core ETF	$69,636
US Large/Mid Cap Core ETF	421,699
High Dividend Stock ETF	411,525
International ETF	168,663

Notes to Financial Statements

Timothy Plan	December 31, 2020

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2020:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:
US Small Cap Core ETF	$3,658	$—
US Large/Mid Cap Core ETF	8,447	—
High Dividend Stock ETF	7,634	—
International ETF	2,592	—

* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended December 31, 2020:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
	Net realized gains (losses) from futures transactions	Net Change in unrealized appreciation (depreciation) on futures transactions
Equity Risk Exposure:
US Small Cap Core ETF	$15,099	$3,658
US Large/Mid Cap Core ETF	88,554	3,893
High Dividend Stock ETF	87,299	7,771
International ETF	46,075	2,592

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency

Notes to Financial Statements

Timothy Plan	December 31, 2020

translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition “temporary difference”), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds identifies its major tax jurisdiction as U.S. Federal.

As of and during the year ended December 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year, the Funds did not incur any interest or penalties. For the current open tax year, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Notes to Financial Statements

Timothy Plan	December 31, 2020

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the year ended December 31, 2020 were as follows:

	Excluding in-kind transactions		Associated with in-kind transactions
Fund	Purchases	Sales	Purchases	Sales
US Small Cap Core ETF	$18,612,802	$18,588,847	$30,649,296	$14,015,383
US Large/Mid Cap Core ETF	64,384,294	64,238,672	55,405,448	47,295,848
High Dividend Stock ETF	71,697,899	71,453,769	43,315,802	13,951,138
International ETF	29,713,425	25,265,824	38,078,702	—

For the year ended December 31, 2020, there were no purchases or sales of U.S. Government Securities.

4. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES:

Timothy Partners, Ltd. (“TPL” or the “Advisor”), a Florida limited partnership, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Management Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds. US Large/Mid Cap Core ETF, US Small Cap Core ETF and High Dividend Stock ETF pay a Management Fee equivalent to 0.52% and International ETF pays a Management Fee equivalent to 0.62% of the Fund’s average daily net assets, computed daily and paid monthly.

Victory Capital Management, Inc., a New York corporation, serves as the Funds’ sub-advisor pursuant to a written sub-advisory agreement with the Advisor and receives fees from the Advisor for these services.

Notes to Financial Statements

Timothy Plan	December 31, 2020

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, N.A., acts as the Funds’ administrator and fund accountant pursuant to a Services Agreement with the Trust.

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.

Drake Compliance LLC provides compliance services to the Trust.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Advisor.

5. INVESTMENT RISKS:

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. Each Fund may be subject to other risks in addition to these identified risks.

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Excluded Security Risk

Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. Biblically Responsible Investing (“BRI”) may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI screening criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory

Notes to Financial Statements

Timothy Plan	December 31, 2020

conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Market Risk

The prices of the securities, particularly the common stocks, in which the Funds invest, may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of a Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by a Fund.

6. FEDERAL INCOME TAX INFORMATION:

As of December 31, 2020, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Small Cap Core ETF	$26,427,312	$5,745,281	$(376,567)	$5,368,714
US Large/Mid Cap Core ETF	135,188,792	30,593,749	(2,321,026)	28,272,723
High Dividend Stock ETF	111,467,842	13,841,483	(2,923,804)	10,917,679
International ETF	63,292,619	9,044,187	(1,147,978)	7,896,209

The tax characteristics of distributions paid to shareholders during the year ended December 31, 2020 were as follows:

	Year Ended December 31, 2020
	Distributions Paid From:
Fund	Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
US Small Cap Core ETF	$354,462	$354,462	$354,462
US Large/Mid Cap Core ETF	1,388,658	1,388,658	1,388,658
High Dividend Stock ETF	2,852,134	2,852,134	2,852,134
International ETF	838,738	838,738	838,738

Notes to Financial Statements

Timothy Plan	December 31, 2020

* Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax characteristics of distributions paid to shareholders during the period ended December 31, 2019 were as follows:

	Period Ended December 31, 2019
	Distributions Paid From:

Fund	Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
US Small Cap Core ETF	$7,507	$7,507	$7,507
US Large/Mid Cap Core ETF	593,505	593,505	593,505
High Dividend Stock ETF	1,238,011	1,238,011	1,238,011
International ETF	29,857	29,857	29,857

* Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*		Total Accumulated Earnings/ (Deficit)
US Small Cap Core ETF	$2,802	$2,802	$(3,189,170)	$5,368,714		$2,182,346
US Large/Mid Cap Core ETF	—	—	(6,209,122)	28,272,723		22,063,601
High Dividend Stock ETF	—	—	(7,408,669)	10,917,679		3,509,010
International ETF	255,278	255,278	(1,871,357)	7,898,139	**	6,282,060

* The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, futures mark to market, return of capital from underlying investments and passive foreign investment company mark to market.

** The amount includes $1,930 of unrealized appreciation on foreign currency translation.

Notes to Financial Statements

Timothy Plan	December 31, 2020

At December 31, 2020, the Funds had net capital loss carry forwards (“CLCFs”) for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders.

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
US Small Cap Core ETF	$3,189,170	$—	$3,189,170
US Large/Mid Cap Core ETF	3,905,337	2,303,785	6,209,122
High Dividend Stock ETF	5,056,357	2,352,312	7,408,669
International ETF	1,871,357	—	1,871,357

As of December 31, 2020, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassifications adjustments were as follows:

	Total Accumulated
Fund	Earnings/(Loss)	Capital
US Small Cap Core ETF	$(3,136,341)	$3,136,341
US Large/Mid Cap Core ETF	(5,581,253)	5,581,253
High Dividend Stock ETF	(941,233)	941,233
International ETF	—	—

The reclassifications for the Funds relate primarily to adjustments from redemptions in kind and distributions in excess.

7. SUBSEQUENT EVENTS:

Management has evaluated subsequent events through the date these financial statements were issued.

Distributions

On February 10, the Funds declared and paid, respectively, a distribution from ordinary income for the following amounts:

Fund	Amount
US Small Cap Core ETF	$18,820
US Large/Mid Cap Core ETF	30,555
High Dividend Stock ETF	162,503
International ETF	246,887

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

The Timothy Plan

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Timothy Plan US Small Cap Core ETF, Timothy Plan US Large/Mid Cap Core ETF (formerly Timothy Plan US Large Cap Core ETF), Timothy Plan High Dividend Stock ETF, and Timothy Plan International ETF (the “Funds”), four of the portfolios constituting The Timothy Plan, as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets, the related notes, and the financial highlights for each of the two periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of December 31, 2020, the results of their operations for the year then ended, the changes in net assets, and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Timothy Partners, Ltd., since 2005.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 25, 2021

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4535 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Other Information (Unaudited)

Timothy Plan	December 31, 2020

Additional Information

For the year ended December 31, 2020, the Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:

Amount
US Small Cap Core ETF	100%
US Large/Mid Cap Core ETF	100%
High Dividend Stock ETF	100%
International ETF	68%

Dividends qualified for corporate dividends received deductions of:

Amount
US Small Cap Core ETF	100%
US Large/Mid Cap Core ETF	100%
High Dividend Stock ETF	100%

For the year ended December 31, 2020, the Funds designated short-term capital gain distributions:

Amount
International ETF	$12,079

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31, 2020, were as follows:

	Foreign Source Income	Foreign Tax Expense
International ETF	0.45	0.04

Other Information (Unaudited)

Timothy Plan	December 31, 2020

Premium/Discount Information (Unaudited)

The Funds’ website at https://timothyplan.com shows the previous day’s closing NAV and closing market price for each Fund’s ETF Shares. The website also discloses, in the Premium/Discount section of each Fund’s page, how frequently each Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

Proxy Voting and Form N-PORT Information

Proxy Voting:

Information regarding the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC’s website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N- PORT. Forms N- PORT are available on the SEC’s website at www.sec.gov.

Expense Examples:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Other Information (Unaudited)

Timothy Plan	December 31, 2020

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20 - 12/31/20*	Hypothetical Expenses Paid During Period 7/1/20 - 12/31/20*	Annualized Expense Ratio During Period 7/1/20 - 12/31/20

US Small Cap Core ETF

ETF Shares	$1,000	$1,338.90	$1,022.52	$3.06	$2.64	0.52%

US Large/Mid Cap Core ETF

ETF Shares	$1,000	$1,251.80	$1,022.52	$2.94	$2.64	0.52%

High Dividend Stock ETF

ETF Shares	$1,000	$1,199.40	$1,022.52	$2.87	$2.64	0.52%

International ETF

ETF Shares	$1,000	$1,214.40	$1,022.02	$3.45	$3.15	0.62%

*Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

TRUSTEES AND PRINCIPAL EXECUTIVE OFFICERS OF THE TRUST

The Trustees and Principal Executive Officers of the Trust and their principal occupations for the past five years are listed as follows:

INTERESTED TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally*	Trustee, Chairman, President, and Treasurer	Indefinite; Trustee and President since 1994	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1942	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver**	Trustee	Indefinite; Trustee since 2000	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
**	Mr. Staver is an “interested” Trustee, as that term is defined in the 1940 Act, because he has a limited partnership interest in TPL.

INDEPENDENT TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland	Trustee	Indefinite; Trustee since 2005	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Retired. Associate Professor Stetson University for the past 40 years. Retired Principal of Copeland & Covert, Attorneys at Law; specializing in tax and estate planning. B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Deborah Honeycutt	Trustee	Indefinite; Trustee since 2010	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson	Trustee	Indefinite; Trustee since 2005	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1946	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder	Trustee	Indefinite; Trustee since 2005	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1950	President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D.	Trustee	Indefinite; Trustee since 2004	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1960	Scott Preissler, Ph.D. is the Executive Director of The National Center for Stewardship & Generosity. He is a former professor and past President and CEO of The Christian Stewardship Association (CSA) and Southern Baptist state headquarters in Texas and Georgia		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross	Trustee, Vice Chairman	Indefinite; Trustee since 2004	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Founder and CEO of Corporate Development Institute which he founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Patrice Tsague	Trustee	Indefinite; Trustee since 2011	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1973	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Abraham M. Rivera	Trustee	Indefinite; Trustee since 2020	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1969	Pastor / President / Director, for La Puerta Life Center, Inc., a Florida corporation.		1

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Dale A. Bissonette	Trustee	Indefinite; Trustee since 2020	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1958	President, Good Place Holdings, a Christian Centered Business Holding Company.		None

PRINCIPAL EXECUTIVE OFFICERS WHO ARE NOT TRUSTEES

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Terry Covert	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Chief Compliance Officer and General Counsel for the Advisor, Timothy Partners, Ltd.		N/A

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Cheryl Mumbert	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1970	Chief Marketing Officer for Advisor, Timothy Partners, Ltd.		N/A
Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
David D. Jones	Chief Compliance Officer	Since 2004, Indefinite Term	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1957	Co-founder and Managing Member, Drake Compliance, LLC (compliance consulting); founder and controlling shareholder, David Jones & Associates (law firm), 1998 to 2015.		N/A
Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright	Trustee Emeritus and Secretary	Indefinite; Trustee and Secretary since 1995, Trustee Emeritus as of 2020	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND YOU MAY LOSE MONEY. You should consider the Fund’s investment objectives, risks, charges, and expenses. This and other important information can be found in the Fund’s prospectus. To obtain a copy, visit timothyplan.com or call 800.846.7526. Read the prospectus carefully before investing or sending money. ETFs distributed by Foreside Fund Services, LLC, member FINRA and SIPC. Timothy Partners, Ltd. is not affiliated with Foreside Fund Services, LLC.

Visit our website at	Call Timothy Plan at

etf.timothyplan.com	800.846.7526

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer,

principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)	The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2)	The audit committee financial expert is Mr. Alan Ross who is “independent for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	2020	2019
(a) Audit Fees	$53,250	$53,250
(b) Audit-Related Fees	$0	$0
(c) Tax Fees*	$12,000	$12,000

(d) All Other Fees	$0	$0

* Related to preparation of federal income, excise tax returns, state tax returns and review of capital gain distribution calculations.

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Funds and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2) 2020 – 100%

 2019 – 100%

(f)	Not applicable.

(g)	2020 – $12,000

2019 – $12,000

(h)	Not applicable.

Item 5.    Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Mr. Alan Ross, Mr. John Mulder and Mr. Richard Copeland.

Item 6.    Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Timothy Plan

By (Signature and Title)    /s/Arthur D. Ally

     Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date     March 1, 2021

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Arthur D. Ally

     Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date     March 1, 2021